UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21474

Oppenheimer Rochester Limited Term California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2013 / Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—101.3%
California—88.5%
$740,000	Adelanto, CA Improvement Agency, Series B	5.500%	12/01/2023	07/18/2019	A	$731,520
645,000	Adelanto, CA Public Financing Authority, Series B1	6.300	09/01/2028	03/01/2014	B	645,703
100,000	Adelanto, CA Public Utility Authority	5.875	07/01/2022	07/01/2019	B	105,932
200,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	B	211,262
100,000	Adelanto, CA Public Utility Authority	6.250	07/01/2026	07/01/2019	B	104,440
125,000	Adelanto, CA Public Utility Authority	6.625	07/01/2031	07/01/2019	B	131,012
1,750,000	Alameda, CA Corridor Transportation Authority	5.000	10/01/2029	10/01/2023	B	1,874,267
1,000,000	Alameda, CA Corridor Transportation Authority[1]	5.450	10/01/2025	10/01/2017	B	1,067,930
55,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2017	11/30/2013	B	55,186
2,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	11/30/2013	B	2,005,140
1,500,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	09/01/2014	B	1,512,495
3,005,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2027	11/30/2013	B	3,047,431
1,430,000	Antioch, CA Public Financing Authority[1]	5.500	01/01/2016	11/30/2013	B	1,449,505
550,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	11/30/2013	B	557,766
300,000	Antioch, CA Public Financing Authority[1]	5.500	01/01/2032	11/30/2013	B	300,066
15,000	Apple Valley, CA Improvement Bond Act 1915	6.900	09/02/2015	03/02/2014	B	15,658
30,000	Arcadia, CA Redevel. Agency Tax Allocation	5.000	05/01/2015	11/30/2013	B	30,112
180,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2023	11/30/2013	B	180,587
25,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2019	11/30/2013	B	25,067
15,000	Aromas, CA Water District	5.600	09/01/2018	03/01/2014	B	15,065
15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)[1]	5.500	06/01/2019	11/30/2013	B	15,008
25,000	Auburn, CA Union School District COP[1]	5.750	09/01/2017	11/30/2013	B	25,083
25,000	Azusa, CA Redevel. Agency Tax Allocation (West End Redevel.)[1]	8.000	08/01/2034	08/01/2014	B	25,614
5,000	Bakersfield, CA Improvement Bond Act 1915	7.100	09/02/2015	03/02/2014	B	5,062
50,000	Baldwin Park, CA Public Financing Authority (San Gabriel River)	5.000	08/01/2015	11/30/2013	B	50,140
120,000	Baldwin Park, CA Redevel. Agency[1]	5.750	09/01/2030	11/30/2013	B	120,094

1 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$280,000	Bay Area, CA Governments Association[1]	6.000%	12/15/2024	12/15/2013	B	$281,837
100,000	Bay Area, CA Governments Association Infrastructure Finance Authority	5.000	08/01/2017	11/20/2013	B	100,256
655,000	Beaumont, CA Financing Authority, Series A	5.000	09/01/2027	08/16/2025	A	653,015
25,000	Beaumont, CA Financing Authority, Series A	5.700	09/01/2035	09/01/2017	B	25,049
150,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	11/30/2013	B	150,268
325,000	Bell, CA COP[1]	5.000	09/01/2023	11/30/2013	B	325,117
120,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.650	08/01/2024	11/30/2013	B	120,119
200,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.600	08/01/2018	11/30/2013	B	200,442
30,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.500	08/01/2016	11/30/2013	B	30,085
60,000	Big Bear, CA Municipal Water District COP[1]	5.000	11/01/2024	11/30/2013	B	60,018
125,000	Blythe, CA Financing Authority (City Hall & County Courthouse)[1]	5.500	09/01/2027	03/01/2014	B	125,229
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.750	05/01/2034	06/30/2032	A	47,520
75,000	Brea & Olinda, CA Unified School District COP[1]	5.500	08/01/2017	11/30/2013	B	75,328
205,000	Brisbane, CA Public Financing Authority	6.000	05/01/2026	11/30/2013	B	205,043
100,000	Buena Park, CA Community Redevel. Agency[1]	5.625	09/01/2033	09/01/2018	B	100,726
100,000	Buena Park, CA Community Redevel. Agency[1]	5.250	09/01/2025	09/01/2018	B	103,497
250,000	Burbank, CA Community Facilities District Special Tax	5.200	12/01/2023	12/01/2016	B	252,432
240,000	Burbank, CA Public Financing Authority[1]	5.250	12/01/2016	12/01/2013	B	240,650
100,000	Burbank, CA Public Financing Authority[1]	5.250	12/01/2020	12/01/2013	B	100,319
50,000	CA ABAG Finance Authority for Nonprofit Corporation (Children’s Hospital & Research Center at Oakland)[1]	5.250	12/01/2027	12/01/2017	B	51,772
10,000	CA ABAG Finance Authority for NonProfit Corporation COP (Over 60-CEI/LLMC/CEI Obligated Group)[1]	5.200	11/15/2023	11/29/2013	B	10,033
45,000	CA ABAG Finance Authority for NonProfit Corporations (Bijou Woods Apartments)[1]	5.200	12/01/2021	12/01/2013	B	45,057

2 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$250,000	CA ABAG Finance Authority for NonProfit Corporations (Episcopal Senior Communities)[1]	5.000%	07/01/2024	07/01/2022	B	$263,370
8,625,000	CA ABAG Finance Authority for NonProfit Corporations (HSH/SRHF/SRMB Obligated Group)[1]	6.000	05/15/2029	05/15/2019	B	9,163,890
50,000	CA ABAG Finance Authority for NonProfit Corporations (Palo Alto Gardens Apartments)	5.000	10/01/2014	11/30/2013	B	50,128
185,000	CA ABAG Finance Authority for NonProfit Corporations (Poway RHF Hsg.)[1]	5.375	11/15/2025	11/30/2013	B	185,625
100,000	CA ABAG Finance Authority for NonProfit Corporations (Redwood Senior Homes and Services)[1]	6.000	11/15/2022	11/29/2013	B	100,677
15,000	CA ABAG Finance Authority for NonProfit Corporations (Sansum-Santa Barbara Medical Foundation Clinic)	5.250	04/01/2014	11/30/2013	B	15,050
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.600	11/01/2023	11/30/2013	B	5,018
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.800	03/01/2023	11/30/2013	B	5,010
55,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[1]	5.350	10/01/2029	11/30/2013	B	55,017
40,000	CA ABAG Finance Authority for NonProfit Corporations COP (Tarzana Treatment Center)[1]	5.200	12/01/2023	11/30/2013	B	40,133
40,000	CA ABAG Tax Allocation, Series A1	6.000	12/15/2014	12/15/2013	B	40,284
360,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.500	01/01/2033	01/02/2029	A	354,154
65,000	CA Bay Area Government Association	5.000	08/01/2017	11/20/2013	B	65,166
20,000	CA College of the Sequoias Community District COP[1]	5.000	05/01/2016	11/30/2013	B	20,056
575,000	CA Communities Transportation Revenue COP	5.250	06/01/2026	06/01/2022	B	617,193
545,000	CA Communities Transportation Revenue COP	5.250	06/01/2025	06/01/2022	B	591,941
490,000	CA Communities Transportation Revenue COP	5.250	06/01/2023	06/01/2022	B	551,323
515,000	CA Communities Transportation Revenue COP	5.250	06/01/2024	06/01/2022	B	568,514
605,000	CA Communities Transportation Revenue COP	5.250	06/01/2027	06/01/2022	B	643,708

3 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (continued)
$680,000	CA Community College Financing Authority (GCCCD/PCCD/STTJCCD Obligated Group)[1]	5.625%		04/01/2026	04/01/2014	B	$684,114
65,000	CA Community College Financing Authority (GCCCD/PCCD/STTJCCD Obligated Group)[1]	5.000		04/01/2021	04/01/2014	B	65,485
7,050,000	CA County Tobacco Securitization Agency	7.925	[2]	06/01/2033	12/18/2026	A	1,538,803
75,000	CA County Tobacco Securitization Agency (Golden Gate Tobacco)[1]	4.500		06/01/2021	12/15/2014	A	71,267
295,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000		06/01/2026	09/13/2016	A	273,863
435,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	09/22/2028	A	403,967
390,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	06/13/2023	A	363,827
505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.100		06/01/2028	09/27/2022	A	437,709
5,175,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2021	09/25/2017	A	4,998,998
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068	[2]	06/01/2046	07/18/2043	A	476,685
9,500,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450		06/01/2028	12/24/2024	A	8,486,255
8,855,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	06/09/2017	A	8,489,820
2,085,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2029	06/12/2015	A	2,012,525
305,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	09/02/2024	A	287,496
220,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	11/21/2015	A	212,573
1,300,000	CA County Tobacco Securitization Agency (TASC)[1]	6.250		06/01/2037	04/13/2022	A	1,291,199
5,230,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	06/05/2024	A	4,954,588
170,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	11/10/2018	A	168,470
1,060,000	CA County Tobacco Securitization Agency (TASC)[1]	5.625		06/01/2023	11/30/2013	B	1,062,650
2,420,000	CA Dept. of Transportation COP[1]	5.250		03/01/2016	11/30/2013	B	2,430,164
835,000	CA Dept. of Water Resources (Center Valley)[1]	5.250		07/01/2022	11/30/2013	B	838,465
790,000	CA Educational Facilities Authority[1]	5.125		04/01/2017	11/30/2013	B	792,441
400,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000		06/01/2024	06/01/2022	B	422,384

4 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$1,135,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000%	06/01/2022	06/01/2022		$1,232,565
50,000	CA Educational Facilities Authority (California Western School of Law)[1]	5.000	10/01/2028	11/30/2013	B	50,017
100,000	CA Educational Facilities Authority (California Western School of Law)[1]	5.000	10/01/2018	11/30/2013	B	100,290
740,000	CA Educational Facilities Authority (Mills College)[1]	5.125	09/01/2022	11/30/2013	B	740,873
295,000	CA Educational Facilities Authority (Pooled University)[1]	5.250	04/01/2024	11/30/2013	B	295,103
25,000	CA Educational Facilities Authority (Southwestern Law School)[1]	5.000	11/01/2023	11/30/2013	B	25,023
1,275,000	CA Educational Facilities Authority (Student Loan)[1]	5.400	03/01/2021	11/30/2013	B	1,276,466
40,000	CA Educational Facilities Authority (University of Redlands)[1]	5.000	06/01/2028	11/30/2013	B	40,094
335,000	CA Financing Authority (Wastewater Improvement)	6.100	11/01/2033	12/17/2031	A	315,486
3,990,000	CA GO1,3	5.750	11/01/2017	03/26/2014	B	4,096,812
55,000	CA GO1	6.000	10/01/2021	04/01/2014	B	56,266
5,000	CA GO1	5.000	10/01/2028	11/30/2013	B	5,018
1,465,000	CA GO1	5.900	04/01/2023	04/01/2014	B	1,497,303
20,000	CA GO1	6.000	08/01/2015	02/01/2014	B	20,285
230,000	CA GO1	5.900	04/01/2023	04/01/2014	B	235,071
10,000	CA GO1	6.000	10/01/2014	04/01/2014	B	10,245
60,000	CA GO	4.800	08/01/2014	11/30/2013	B	60,235
80,000	CA GO1	5.250	06/01/2017	12/01/2013	B	80,336
20,000	CA GO1	5.250	06/01/2016	12/01/2013	B	20,084
110,000	CA GO1	5.375	06/01/2026	12/01/2013	B	110,433
195,000	CA GO1	5.250	06/01/2021	12/01/2013	B	195,805
10,000	CA GO1	5.625	09/01/2024	03/01/2014	B	10,164
5,000	CA GO1	5.000	02/01/2033	11/30/2013	B	5,014
5,000	CA GO	5.000	11/01/2013	11/01/2013		5,000
5,000	CA GO1	5.600	09/01/2021	03/01/2014	B	5,085
10,000	CA GO	5.000	10/01/2014	11/30/2013	B	10,041
25,000	CA GO1	5.250	04/01/2018	11/30/2013	B	25,104
25,000	CA GO1	5.250	04/01/2019	11/30/2013	B	25,104
45,000	CA GO1	5.000	06/01/2019	11/30/2013	B	45,178
5,000	CA GO1	6.000	08/01/2019	02/01/2014	B	5,070
25,000	CA GO1	5.250	04/01/2021	11/30/2013	B	25,103
20,000	CA GO1	6.000	05/01/2018	05/01/2014	B	20,558
5,000	CA GO1	6.000	05/01/2024	05/01/2014	B	5,132
605,000	CA GO1	6.250	10/01/2019	04/01/2014	B	619,659
905,000	CA GO1	6.250	10/01/2019	04/01/2014	B	926,928
20,000	CA GO	5.500	04/01/2014	11/30/2013	B	20,090
65,000	CA GO1	5.600	09/01/2021	03/01/2014	B	66,111
65,000	CA GO	5.500	06/01/2014	11/30/2013	B	65,292

5 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$25,000	CA GO1,3	5.750%	11/01/2017	03/26/2014	B	$25,669
65,000	CA GO1	5.500	06/01/2015	11/30/2013	B	65,289
35,000	CA GO	5.750	03/01/2015	03/01/2014	B	35,645
90,000	CA GO1	6.000	08/01/2024	02/01/2014	B	91,191
25,000	CA GO1	5.000	06/01/2017	11/30/2013	B	25,100
75,000	CA GO	5.900	03/01/2025	03/01/2014	B	76,297
10,000	CA GO1	4.750	02/01/2017	11/30/2013	B	10,037
40,000	CA GO1	5.000	11/01/2022	05/01/2014	B	40,915
4,970,000	CA GO1	5.250	09/01/2024	09/01/2021	B	5,789,255
5,000	CA GO1	5.000	10/01/2017	11/30/2013	B	5,020
20,000	CA GO1	5.000	10/01/2023	11/30/2013	B	20,076
25,000	CA GO1	5.500	03/01/2020	03/01/2014	B	25,421
125,000	CA GO	5.000	11/01/2022	05/01/2014	B	127,860
5,000	CA GO	5.000	10/01/2018	11/30/2013	B	5,020
10,000	CA GO1	5.625	10/01/2026	04/01/2014	B	10,200
70,000	CA GO	5.250	02/01/2028	11/30/2013	B	70,271
195,000	CA GO3	5.500	11/01/2033	11/30/2013	B	195,991
20,000	CA GO1	5.500	10/01/2022	04/01/2014	B	20,417
80,000	CA GO1	5.625	10/01/2021	04/01/2014	B	81,717
235,000	CA GO1	5.625	10/01/2023	04/01/2014	B	239,914
65,000	CA GO1	5.500	04/01/2019	04/01/2014	B	66,378
15,000	CA GO1	5.500	03/01/2020	03/01/2014	B	15,252
85,000	CA GO1	5.750	03/01/2023	03/01/2014	B	86,458
60,000	CA GO1	5.500	04/01/2015	04/01/2014	B	61,315
5,000	CA GO	5.500	05/01/2014	11/30/2013	B	5,022
35,000	CA GO1	5.625	05/01/2026	11/30/2013	B	35,146
15,000	CA GO1	5.375	06/01/2026	12/01/2013	B	15,059
5,000	CA GO	5.000	10/01/2018	11/30/2013	B	5,020
30,000	CA GO1	5.000	10/01/2023	11/30/2013	B	30,114
15,000	CA GO1	5.125	10/01/2027	11/30/2013	B	15,057
15,000	CA GO1	5.250	10/01/2015	04/01/2014	B	15,308
45,000	CA GO1	6.000	03/01/2024	03/01/2014	B	45,794
2,000,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250	03/01/2024	03/01/2016	B	2,155,640
500,000	CA Health Facilities Financing Authority (CHCW/CHC Obligated Group)[1]	5.625	07/01/2032	07/01/2015	B	510,715
55,000	CA Health Facilities Financing Authority (Exception Children’s Foundation)[1]	6.500	05/01/2020	11/30/2013	B	55,247
10,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)[1]	6.500	12/01/2022	11/30/2013	B	10,044
340,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125	07/01/2018	11/30/2013	B	340,789
20,000	CA Health Facilities Financing Authority (PH&S/PH&S-Washington Obligated Group)[1]	5.500	10/01/2016	11/30/2013	B	20,081

6 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$1,490,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.625%	07/01/2019	11/30/2013	B	$1,493,472
55,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	11/30/2013	B	55,197
40,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)[1]	5.250	06/01/2023	11/30/2013	B	40,131
50,000	CA Health Facilities Financing Authority (SCADP)[1]	5.150	05/01/2016	11/30/2013	B	50,169
110,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)[1]	5.100	01/01/2024	11/30/2013	B	110,346
1,000,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.250	08/15/2031	08/15/2021	B	1,052,100
1,895,000	CA HFA (Home Mtg.)[1]	5.000	08/01/2037	05/01/2014	B	1,943,285
2,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2026	02/02/2023	A	1,970,760
6,185,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017	B	6,284,393
760,000	CA HFA (Home Mtg.)[1]	5.200	08/01/2028	04/12/2027	A	759,164
3,000,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2028	08/01/2017	B	3,009,990
1,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2023	02/01/2017	B	1,002,180
6,090,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	02/01/2015	B	6,303,028
3,470,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	02/01/2016	B	3,568,513
140,000	CA HFA (Multifamily Hsg.)[1]	5.850	08/01/2017	11/30/2013	B	140,389
975,000	CA HFA (Multifamily Hsg.)	5.950	08/01/2028	11/30/2013	B	980,518
15,000	CA HFA (Multifamily Hsg.)[1]	5.300	08/01/2028	11/30/2013	B	15,061
210,000	CA HFA (Multifamily Hsg.)[1]	5.375	08/01/2028	01/31/2014	B	209,981
105,000	CA HFA (Multifamily Hsg.)[1]	5.200	08/01/2018	11/30/2013	B	105,238
3,025,000	CA HFA (Multifamily Hsg.)[1]	6.000	02/01/2038	11/30/2013	B	3,110,305
990,000	CA HFA (Multifamily Hsg.)	5.450	08/01/2028	11/30/2013	B	991,930
1,725,000	CA HFA (Multifamily Hsg.)[1]	5.400	08/01/2018	11/30/2013	B	1,726,725
4,285,000	CA HFA (Multifamily Hsg.)[1]	5.400	08/01/2018	11/30/2013	B	4,360,759
20,000	CA HFA (Multifamily Hsg.)[1]	5.375	08/01/2028	01/31/2014	B	19,998
10,000	CA HFA (Multifamily Hsg.), Series A1	5.900	02/01/2028	11/30/2013	B	10,161
4,585,000	CA HFA (Multifamily Hsg.), Series A1	5.200	08/01/2022	11/30/2013	B	4,645,935
5,110,000	CA HFA (Multifamily Hsg.), Series B1	5.400	08/01/2028	11/30/2013	B	5,244,189
500,000	CA HFA, Series A1	4.850	08/01/2026	06/06/2024	A	493,670
2,585,000	CA HFA, Series A1	4.750	08/01/2021	08/01/2015	B	2,601,570
2,920,000	CA HFA, Series C1	5.750	08/01/2030	08/01/2014	B	3,056,218
1,075,000	CA HFA, Series E1	5.000	02/01/2024	02/01/2016	B	1,075,408
275,000	CA Infrastructure and Economic Devel. (LA County Dept. of Public Social Services)[1]	5.000	09/01/2028	11/30/2013	B	278,506
90,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[1]	5.625	07/01/2020	11/30/2013	B	90,331

7 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$3,550,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[1]	5.750%	07/01/2030	11/30/2013	B	$3,561,573
375,000	CA Infrastructure and Economic Devel. (Vermont Village Human Services Corp.)[1]	5.750	09/01/2023	11/30/2013	B	380,100
305,000	CA Intercommunity Hospital Financing Authority COP[3]	5.250	11/01/2019	11/22/2013	B	306,040
10,000	CA Maritime Infrastructure Authority (Santa Cruz Port District)	5.750	05/01/2024	05/01/2014	B	10,001
45,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	11/30/2013	B	47,038
465,000	CA Municipal Finance Authority (Biola University)	5.000	10/01/2030	10/01/2023	B	471,152
335,000	CA Municipal Finance Authority (Biola University)	5.000	10/01/2029	10/01/2023	B	336,809
50,000	CA Municipal Finance Authority (Biola University)[1]	5.625	10/01/2023	04/01/2018	B	53,897
1,025,000	CA Municipal Finance Authority (Community Hospitals of Central California)[1]	5.250	02/01/2024	02/01/2019	B	1,079,602
230,000	CA Municipal Finance Authority (Emerson College)[1]	5.000	01/01/2028	01/01/2022	B	239,368
30,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.300	12/01/2017	06/25/2016	A	29,662
340,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.500	12/01/2024	07/27/2022	A	315,493
955,000	CA Pollution Control Financing Authority (Southern California Water Company)[1]	5.500	12/01/2026	11/30/2013	B	958,333
20,000	CA Pollution Control Financing Authority (West Coast Resource Recovery)	5.125	01/01/2014	11/30/2013	B	20,062
5,665,000	CA Public Works[1]	6.500	09/01/2017	04/01/2016	A	6,246,512
35,000	CA Public Works	5.250	12/01/2013	12/01/2013		35,150
210,000	CA Public Works[1]	5.250	10/01/2015	11/30/2013	B	210,844
130,000	CA Public Works[1,3]	6.625	11/01/2034	05/08/2016	B	130,688
10,000	CA Public Works	5.250	10/01/2016	11/30/2013	B	10,039
440,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2015	11/30/2013	B	441,769
260,000	CA Public Works (California Community Colleges)	5.250	12/01/2014	11/30/2013	B	261,058
140,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2015	11/30/2013	B	140,563
270,000	CA Public Works (California Community Colleges)[1]	5.000	12/01/2017	11/30/2013	B	270,980
70,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	11/30/2013	B	70,275
25,000	CA Public Works (California Community Colleges)	5.250	12/01/2013	12/01/2013		25,107

8 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$70,000	CA Public Works (California Community Colleges)	5.100%	09/01/2014	11/30/2013	B	$70,287
50,000	CA Public Works (California Community Colleges)[1]	5.125	09/01/2016	11/30/2013	B	50,191
215,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	11/30/2013	B	215,770
60,000	CA Public Works (California Community Colleges)[1]	5.000	12/01/2016	11/30/2013	B	60,224
25,000	CA Public Works (California Community Colleges)[1]	5.000	12/01/2016	11/30/2013	B	25,093
2,610,000	CA Public Works (California Community Colleges)	5.250	12/01/2013	12/01/2013		2,621,171
75,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	11/30/2013	B	75,295
60,000	CA Public Works (California Highway Patrol)	5.250	11/01/2014	11/30/2013	B	60,253
25,000	CA Public Works (California Highway Patrol)[1]	5.000	11/01/2015	11/30/2013	B	25,095
465,000	CA Public Works (California Science Center)[1]	5.250	10/01/2017	11/30/2013	B	466,786
50,000	CA Public Works (California Science Center)[1]	5.250	10/01/2022	11/30/2013	B	50,164
2,000,000	CA Public Works (California State Prisons)[1]	5.750	10/01/2031	10/01/2021	B	2,194,180
40,000	CA Public Works (California State University)	5.450	09/01/2014	11/30/2013	B	40,177
5,000	CA Public Works (California State University)[1]	5.000	09/01/2015	11/30/2013	B	5,019
400,000	CA Public Works (California State University)[1]	5.500	09/01/2015	11/30/2013	B	401,696
50,000	CA Public Works (California State University)	5.375	10/01/2017	11/30/2013	B	50,197
600,000	CA Public Works (California State University)[1]	5.250	10/01/2015	11/30/2013	B	602,412
50,000	CA Public Works (California State University)[1]	5.375	10/01/2016	11/30/2013	B	50,202
750,000	CA Public Works (Dept. of Corrections and Rehabilitation)[1]	5.750	11/01/2029	11/01/2019	B	840,052
100,000	CA Public Works (Dept. of Corrections)	5.375	10/01/2015	11/30/2013	B	100,412
45,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	11/30/2013	B	45,158
60,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	11/30/2013	B	60,241
320,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2014	11/30/2013	B	321,350
225,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	11/30/2013	B	225,904
370,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2018	11/30/2013	B	371,454
350,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2019	11/30/2013	B	351,330

9 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$40,000	CA Public Works (Dept. of Corrections)[1]	5.500%	10/01/2017	11/30/2013	B	$40,162
100,000	CA Public Works (Dept. of Corrections)	5.250	10/01/2014	11/30/2013	B	100,422
125,000	CA Public Works (Dept. of Corrections)[1]	5.375	10/01/2016	11/30/2013	B	125,505
75,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	11/30/2013	B	75,301
50,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2016	11/30/2013	B	50,196
810,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2021	11/30/2013	B	812,560
45,000	CA Public Works (Dept. of Corrections)[1]	5.625	10/01/2020	11/30/2013	B	45,170
110,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	11/30/2013	B	110,386
100,000	CA Public Works (Dept. of Corrections)	5.500	06/01/2022	12/01/2013	B	100,442
285,000	CA Public Works (Dept. of Corrections)	5.250	03/01/2016	11/30/2013	B	286,120
100,000	CA Public Works (Dept. of Corrections)	5.250	03/01/2014	11/30/2013	B	100,425
385,000	CA Public Works (Dept. of Corrections)[1]	5.000	03/01/2027	11/30/2013	B	385,909
50,000	CA Public Works (Dept. of Corrections)[1]	5.250	03/01/2017	11/30/2013	B	50,192
10,000	CA Public Works (Dept. of Corrections)[1]	5.250	03/01/2021	11/30/2013	B	10,034
25,000	CA Public Works (Dept. of General Services)	5.250	11/01/2014	11/30/2013	B	25,105
600,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2018	11/30/2013	B	602,226
75,000	CA Public Works (Dept. of General Services)	5.000	12/01/2023	11/30/2013	B	75,253
85,000	CA Public Works (Dept. of General Services)[1]	5.125	12/01/2021	11/30/2013	B	85,277
505,000	CA Public Works (Dept. of General Services)	5.250	12/01/2019	11/30/2013	B	506,808
170,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2017	11/30/2013	B	170,653
125,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2015	11/30/2013	B	125,502
100,000	CA Public Works (Dept. of General Services)[1]	5.250	06/01/2025	12/01/2013	B	100,319
150,000	CA Public Works (Dept. of General Services)[1]	5.000	03/01/2027	11/30/2013	B	150,354
515,000	CA Public Works (Dept. of General Services)	5.250	12/01/2016	11/30/2013	B	517,024
25,000	CA Public Works (Dept. of General Services)[1]	5.250	03/01/2020	11/30/2013	B	25,086
20,000	CA Public Works (Dept. of General Services)[1]	4.800	03/01/2019	11/30/2013	B	20,066

10 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$130,000	CA Public Works (Dept. of General Services)[1]	5.000%	03/01/2027	11/30/2013	B	$130,307
25,000	CA Public Works (Dept. of General Services)[1]	5.250	03/01/2020	11/30/2013	B	25,086
10,000	CA Public Works (Dept. of Justice Building)[1]	4.800	05/01/2015	11/30/2013	B	10,037
30,000	CA Public Works (Dept. of Justice)	5.250	11/01/2016	11/30/2013	B	30,118
50,000	CA Public Works (Dept. of Justice)[1]	5.125	11/01/2017	11/30/2013	B	50,187
95,000	CA Public Works (Dept. of Mental Health)[1]	5.125	06/01/2029	06/01/2014	B	97,764
30,000	CA Public Works (Dept. of Mental Health)[1]	5.250	04/01/2023	11/30/2013	B	30,124
10,000	CA Public Works (Dept. of Youth Authority)[1]	5.500	10/01/2017	11/30/2013	B	10,041
250,000	CA Public Works (Dept. of Youth Authority)	5.375	10/01/2015	11/30/2013	B	251,030
30,000	CA Public Works (Dept. of Youth Authority)[1]	5.500	10/01/2018	11/30/2013	B	30,118
875,000	CA Public Works (Judicial Council)	5.000	03/01/2026	03/01/2023	B	964,924
875,000	CA Public Works (Judicial Council)	5.000	03/01/2025	03/01/2023	B	979,720
3,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2026	12/01/2021	B	3,313,200
25,000	CA Public Works (Library & Courts Annex)[1]	5.000	05/01/2018	11/30/2013	B	25,088
25,000	CA Public Works (Library & Courts Annex)[1]	5.000	05/01/2015	11/30/2013	B	25,095
25,000	CA Public Works (Regents University)	5.250	11/01/2013	11/01/2013		25,000
25,000	CA Public Works (Regents University)	5.250	11/01/2013	11/01/2013		25,000
1,755,000	CA Public Works (State Universities)[1]	5.500	12/01/2018	11/30/2013	B	1,761,897
60,000	CA Public Works (State Universities)	5.250	12/01/2013	11/30/2013	B	60,259
460,000	CA Public Works (State Universities)[1]	5.400	10/01/2022	11/30/2013	B	461,564
50,000	CA Public Works (Trustees California State University)[1]	5.000	10/01/2019	11/30/2013	B	50,169
20,000	CA Public Works (Various California State Universities)[1]	5.550	09/01/2016	11/30/2013	B	20,084
140,000	CA Public Works (Various Community Colleges)[1]	5.200	09/01/2017	11/30/2013	B	140,532
75,000	CA Public Works (Various Community Colleges)	5.600	04/01/2014	11/30/2013	B	75,340
2,770,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	11/30/2013	B	2,781,800
2,295,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	11/30/2013	B	2,303,950
855,000	CA Public Works (Various Community Colleges)	5.375	03/01/2014	11/30/2013	B	858,728

11 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$3,330,000	CA Public Works (Various Community Colleges)[1]	5.625%	03/01/2016	11/30/2013	B	$3,344,186
280,000	CA Public Works (Various State Universities)[1]	5.500	09/01/2015	11/30/2013	B	281,187
235,000	CA Public Works (Various State Universities)	5.250	10/01/2014	11/30/2013	B	235,999
135,000	CA Public Works (Various State Universities)[1]	5.400	10/01/2022	11/30/2013	B	135,459
1,160,000	CA Public Works (Various State Universities)[1]	5.400	10/01/2022	11/30/2013	B	1,163,944
30,000	CA Public Works Board (California Highway Patrol)[1]	5.250	11/01/2020	11/30/2013	B	30,104
30,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	6.350	12/01/2029	09/15/2014	A	30,379
400,000	CA School Finance Authority Charter School (Coastal Acedemy)	5.000	10/01/2022	01/15/2020	A	399,984
40,000	CA Special Districts Association Finance Corp.[1]	5.000	01/01/2018	11/30/2013	B	40,089
25,000	CA Statewide CDA	6.625	09/01/2027	11/30/2013	B	25,011
5,000	CA Statewide CDA	7.000	07/01/2022	11/30/2013	B	5,006
7,000,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	A	7,406,770
55,000	CA Statewide CDA (Bouquet Canyon)	5.300	07/01/2018	12/01/2013	B	55,114
1,220,000	CA Statewide CDA (California Hsg. Foundation)[1]	5.250	12/01/2027	12/01/2017	B	1,276,498
1,090,000	CA Statewide CDA (Cathedral City Heritage Park/Glendale Heritage Park Obligated Group)	5.200	06/01/2036	11/30/2013	B	1,098,437
100,000	CA Statewide CDA (CHF-Irvine-UCI East Campus Apartments)[1]	6.000	05/15/2023	05/15/2018	B	108,181
1,730,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.250	07/01/2024	06/09/2015	B	1,759,825
490,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.000	07/01/2022	05/28/2015	B	514,132
830,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.250	07/01/2025	06/07/2015	B	870,487
45,000	CA Statewide CDA (Escrow Term)	6.750	09/01/2037	09/01/2014	B	45,153
5,000,000	CA Statewide CDA (LAJHFTA/EVOTLAJHFTA/GVOTLAJHOTA Obligated Group)[1]	5.250	11/15/2023	11/30/2013	B	5,017,300
150,000	CA Statewide CDA (Quail Ridge Apartments)	5.375	07/01/2032	11/27/2029	A	126,873
430,000	CA Statewide CDA (Rio Bravo)	6.300	12/01/2018	04/22/2018	A	404,166
380,000	CA Statewide CDA (Sherman Oaks)[1]	5.000	08/01/2018	11/30/2013	B	381,197
560,000	CA Statewide CDA (Sycamore)[1]	6.000	03/20/2038	03/20/2014	B	586,488
530,000	CA Statewide CDA (Water & Wastewater)[1]	5.125	10/01/2022	11/30/2013	B	531,775
25,000	CA Statewide CDA Community Facilities District	6.350	09/01/2021	11/30/2013	B	25,279

12 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$5,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.000%	04/01/2018	11/30/2013	B	$5,005
645,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.125	04/01/2023	05/07/2021	A	636,918
35,000	CA Statewide CDA COP (Internext Group)[1]	5.375	04/01/2030	11/30/2013	B	35,013
440,000	CA Statewide CDA School Facilities (47th & Main)	5.125	07/01/2022	01/25/2019	A	437,690
25,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.600	09/01/2020	11/30/2013	B	25,806
20,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.300	09/01/2017	11/30/2013	B	20,713
100,000	CA Statewide CDA Water & Wastewater[1]	5.300	10/01/2020	11/30/2013	B	100,406
5,000	CA Statewide CDA Water & Wastewater[1]	5.000	10/01/2031	11/30/2013	B	5,014
115,000	CA Statewide CDA Water & Wastewater[1]	5.000	10/01/2026	11/30/2013	B	115,353
3,468,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1,3]	5.625	05/01/2029	06/11/2017	A	3,330,841
1,720,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1,3]	5.625	05/01/2029	06/08/2017	A	1,628,943
3,395,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2037	05/12/2026	A	3,170,692
50,000	CA Water Resource Devel. GO, Series L1	4.500	08/01/2017	11/30/2013	B	50,172
60,000	CA Water Resource Devel. GO, Series P	5.800	06/01/2014	11/30/2013	B	60,285
20,000	CA Water Resource Devel. GO, Series P & N1	5.000	06/01/2020	11/30/2013	B	20,079
60,000	CA Water Resource Devel. GO, Series Q1	5.000	03/01/2016	11/30/2013	B	60,241
25,000	CA Water Resource Devel. GO, Series Q & R1	5.000	03/01/2015	11/30/2013	B	25,101
15,000	CA Water Resource Devel. GO, Series Q & R1	5.000	03/01/2017	11/30/2013	B	15,060
10,000	CA Western Hills Water District Special Tax	5.000	09/01/2014	09/01/2014		9,903
45,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.875	09/01/2031	04/30/2027	A	39,724
120,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.000	09/01/2024	06/22/2021	A	114,388
105,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.750	09/01/2022	02/07/2019	A	97,937
25,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	4.650	09/01/2014	09/01/2014		24,505
50,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.125	09/01/2031	03/23/2029	A	46,635

13 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$10,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.750%	09/01/2028	06/18/2025	A	$9,765
20,000	California City, CA Redevel. Agency Tax Allocation	7.000	09/01/2015	11/30/2013	B	20,067
205,000	Campbell, CA COP (Civic Center)[1]	5.250	10/01/2028	11/30/2013	B	205,646
15,000	Campbell, CA Redevel. Agency Tax Allocation[1]	5.800	10/01/2027	05/31/2025	A	14,079
5,000	Canyon Lake, CA COP (Railroad Canyon Road)[1]	7.375	06/01/2014	12/01/2013	B	5,024
15,000	Carlsbad, CA Hsg. & Redevel. Commission (Village Redevel.)[1]	5.300	09/01/2023	03/01/2014	B	15,020
40,000	Carlsbad, CA Hsg. and Redevel. Commission Tax Allocation[1]	5.250	09/01/2019	03/01/2014	B	40,208
30,000	Carlsbad, CA Improvement Bond Act 1915	6.000	09/02/2022	03/02/2014	B	30,192
60,000	Carlsbad, CA Improvement Bond Act 1915	5.550	09/02/2028	03/02/2014	B	60,144
70,000	Carson, CA Improvement Bond Act 1915	7.375	09/02/2022	03/02/2014	B	70,352
200,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2018	11/30/2013	B	200,378
50,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2017	11/30/2013	B	50,109
100,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2019	11/30/2013	B	100,157
65,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2021	11/30/2013	B	65,070
130,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2020	11/30/2013	B	130,170
65,000	Carson, CA Redevel. Agency[1]	5.000	10/01/2026	11/30/2013	B	65,010
300,000	Carson, CA Redevel. Agency[1]	5.000	10/01/2024	11/30/2013	B	301,164
25,000	Carson, CA Redevel. Agency Tax Allocation[1]	5.250	10/01/2022	11/30/2013	B	25,024
2,750,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	04/01/2014	B	2,801,397
70,000	Cathedral City, CA Improvement Bond Act 1915	5.950	09/02/2034	05/03/2032	A	72,025
150,000	Cathedral City, CA Public Financing Authority[1]	5.000	08/01/2026	08/01/2014	B	150,439
30,000	Cathedral City, CA Public Financing Authority[1]	5.600	08/01/2018	11/30/2013	B	30,066
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.625	09/01/2023	09/25/2022	A	37,479
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.700	09/01/2030	01/10/2028	A	34,797
10,000	Central CA Unified School District	5.625	03/01/2018	03/01/2014	B	10,176
2,500,000	Central CA Unified School District[1]	5.000	07/01/2029	07/01/2014	B	2,602,900
150,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2018	11/30/2013	B	150,436
110,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2019	11/30/2013	B	110,284
255,000	Chino Hills, CA COP[1]	5.000	09/01/2026	11/30/2013	B	255,199
50,000	Chino, CA Community Facilities District Special Tax No. 2	5.000	09/01/2026	10/07/2024	A	48,703

14 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$20,000	Chowchilla, CA Improvement Bond Act 1915	6.700%	09/02/2027	09/02/2014	B	$20,109
280,000	Chula Vista, CA COP[1]	5.000	08/01/2024	11/30/2013	B	282,486
5,000	Chula Vista, CA Improvement Bond Act 1915 Assessment District No. 94-1 (Eastlake)	7.000	09/02/2015	04/08/2014	B	5,221
50,000	Chula Vista, CA Public Financing Authority	4.750	09/02/2015	11/30/2013	B	50,155
190,000	Chula Vista, CA Public Financing Authority[1]	5.000	09/02/2016	11/30/2013	B	190,665
15,000	Clovis, CA Unified School District COP (School Site Acquisition)	5.250	11/01/2014	11/30/2013	B	15,061
25,000	Colton, CA Community Facilities District Special Tax	5.800	09/01/2018	03/01/2014	B	25,125
40,000	Colton, CA Public Financing Authority, Series A1	5.000	08/01/2027	11/27/2023	A	37,552
320,000	Colton, CA Public Financing Authority, Series A1	5.000	08/01/2018	11/30/2013	B	320,438
50,000	Colton, CA Public Financing Authority, Series B	5.875	08/01/2027	05/05/2018	A	47,881
20,000	Colton, CA Redevel. Agency (West Valley)	6.375	09/01/2035	01/24/2032	A	19,236
1,710,000	Compton, CA Community College District	5.000	07/01/2020	07/01/2020		1,893,432
1,310,000	Compton, CA Community College District	5.000	07/01/2023	07/01/2022	B	1,424,114
1,895,000	Compton, CA Community College District	5.000	07/01/2021	07/01/2021		2,085,334
10,000	Compton, CA Community College District[1]	5.000	07/01/2028	07/01/2014	B	10,008
3,500,000	Compton, CA Public Finance Authority	5.000	09/01/2022	06/04/2019	A	2,927,785
480,000	Compton, CA Sewer[1]	5.375	09/01/2023	08/06/2019	A	467,635
25,000	Concord, CA GO1	5.000	08/01/2017	11/30/2013	B	25,060
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.000	03/01/2017	11/30/2013	B	25,091
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.000	03/01/2016	11/30/2013	B	25,096
95,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.125	03/01/2023	11/30/2013	B	95,117
105,000	Contra Costa County, CA Public Financing Authority[1]	5.000	06/01/2028	11/30/2013	B	105,290
10,000	Contra Costa County, CA Public Financing Authority	5.000	06/01/2019	11/30/2013	B	10,026
45,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2014	11/30/2013	B	45,184
25,000	Contra Costa County, CA Public Financing Authority[1]	5.250	06/01/2016	11/30/2013	B	25,092

15 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$110,000	Contra Costa County, CA Public Financing Authority	5.250%	06/01/2015	11/30/2013	B	$110,432
585,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[1]	5.125	08/01/2019	09/05/2017	A	546,133
20,000	Contra Costa, CA Community College District COP (Diablo Valley College)	6.000	06/01/2021	11/30/2013	B	20,095
15,000	Corona, CA Public Financing Authority[1]	5.000	09/01/2020	03/01/2014	B	15,228
80,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.625	09/01/2021	11/30/2013	B	80,111
500,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2023	09/01/2014	B	513,705
65,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.500	09/01/2016	11/30/2013	B	65,184
50,000	Coronado, CA Financing Authority (Storm Drain System)[1]	5.000	03/01/2026	03/01/2014	B	50,255
100,000	Corona-Norco, CA Unified School District Community Facilities District No. 06-1	6.000	09/01/2027	09/01/2017	B	100,669
75,000	Covina, CA Public Financing Authority[1]	5.250	12/01/2018	11/30/2013	B	75,208
130,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.250	10/01/2021	10/01/2021		146,098
35,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2020	10/01/2020		42,158
185,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.000	10/01/2021	10/01/2021		223,837
115,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.250	10/01/2017	10/01/2017		124,398
315,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.750	10/01/2027	10/01/2021	B	342,594
120,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.625	10/01/2018	10/01/2018		132,212
155,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2019	10/01/2019		172,610
110,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.125	10/01/2020	10/01/2020		123,554
15,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.000	10/01/2016	10/01/2015	A	15,996
115,000	Culver City, CA COP[1]	5.750	01/01/2016	11/30/2013	B	115,420
25,000	Culver City, CA Redevel. Agency[1]	5.500	11/01/2020	11/30/2013	B	25,507
25,000	Culver City, CA Redevel. Finance Authority[1]	5.500	11/01/2019	11/30/2013	B	25,507
15,000	Culver City, CA Redevel. Finance Authority	5.600	11/01/2025	07/31/2024	A	15,000
200,000	Culver City, CA Redevel. Finance Authority	5.200	11/01/2013	11/01/2013		200,000

16 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$5,000	Culver City, CA Redevel. Finance Authority[3]	5.500%	11/01/2014	05/07/2014	A	$5,060
20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)	5.700	09/02/2022	11/30/2013	B	20,007
1,000,000	Davis, CA Redevel. Agency Tax Allocation[1]	6.500	12/01/2026	12/01/2021	B	1,167,280
655,000	Del Norte County, CA COP	5.400	06/01/2019	11/30/2013	B	657,797
975,000	Delano, CA Union High School District[1]	5.100	02/01/2023	02/01/2023		1,093,482
510,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation (Merged Redevel.)[1]	6.000	09/01/2023	09/01/2019	B	564,244
340,000	Dinuba, CA Redevel. Agency Tax Allocation[1]	5.750	09/01/2028	11/12/2019	B	354,991
480,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2020	02/01/2014	B	482,107
50,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2028	02/01/2014	B	50,042
25,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.000	09/01/2027	10/04/2025	A	24,679
10,000	Eastern CA Municipal Water District Improvement Bond Act 1915	5.750	09/02/2020	03/02/2014	B	10,041
20,000	Eastside, CA Union School District[1]	5.125	08/01/2026	02/01/2014	B	20,081
50,000	El Centro, CA Financing Authority (El Centro Regional Medical Center)[1]	5.250	03/01/2026	11/30/2013	B	50,035
220,000	El Cerrito, CA Redevel. Agency Tax Allocation[1]	5.000	07/01/2019	11/30/2013	B	220,279
630,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2026	09/01/2022	B	664,612
800,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2027	09/01/2022	B	834,568
1,200,000	El Dorado, CA Irrigation District COP[1]	6.250	08/01/2029	08/01/2014	B	1,240,296
75,000	El Monte, CA City School District[1]	6.250	05/01/2025	05/01/2014	B	77,254
50,000	El Monte, CA City School District[1]	5.375	05/01/2014	05/01/2014		51,324
50,000	El Monte, CA COP (Dept. of Public Social Services Facility)[1]	5.000	06/01/2019	06/01/2014	B	50,510
1,170,000	Emery, CA Unified School District[1]	6.250	08/01/2026	08/01/2021	B	1,399,554
195,000	Emeryville, CA Public Financing Authority[1]	6.200	09/01/2025	11/30/2013	B	195,355
2,000,000	Emeryville, CA Public Financing Authority[1]	5.200	09/01/2022	11/30/2013	B	2,039,680

17 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$75,000	Emeryville, CA Public Financing Authority (Emeryville Redevel.)[1]	5.250%	09/01/2019	11/30/2013	B	$75,114
230,000	Emeryville, CA Public Financing Authority (Shellmound Park Redevel. & Hsg.)[1]	5.000	09/01/2028	04/18/2024	A	220,788
330,000	Emeryville, CA Public Financing Authority (Shellmound Park Redevel. & Hsg.)[1]	5.000	09/01/2019	11/30/2013	B	330,436
15,000	Encinitas, CA Improvement Bond Act 1915	6.900	09/02/2017	04/04/2016	A	14,739
15,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)	7.375	09/02/2018	03/02/2014	B	15,614
15,000	Florin, CA Resource Conservation District COP	6.000	02/01/2029	04/04/2027	A	7,173
260,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 1[1]	5.500	10/01/2015	11/30/2013	B	260,988
100,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.375	10/01/2015	11/30/2013	B	100,434
50,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.375	10/01/2016	11/30/2013	B	50,217
250,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.375	10/01/2017	11/30/2013	B	251,085
20,000	Folsom, CA Public Financing Authority	5.400	09/02/2020	03/02/2014	B	20,065
20,000	Folsom, CA Public Financing Authority	5.625	09/02/2020	03/02/2014	B	20,063
845,000	Folsom, CA Public Financing Authority	5.000	09/01/2023	09/01/2017	B	859,669
1,665,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.250	09/01/2020	11/30/2013	B	1,667,547
250,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	10/01/2022	10/01/2015	B	264,672
700,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	11/30/2013	B	709,716
90,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	09/01/2023	11/30/2013	B	90,131
60,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000	09/01/2014	11/30/2013	B	60,232
555,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2014	11/30/2013	B	556,349
200,000	Fontana, CA Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2016	11/30/2013	B	200,390
25,000	Fontana, CA Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2021	11/30/2013	B	25,009
205,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500	10/01/2027	04/01/2014	B	205,525

18 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (continued)
$40,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)[1]	5.450%		09/01/2029	09/01/2014	B	$40,084
675,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)[1]	5.000		09/01/2022	11/30/2013	B	675,601
265,000	Fontana, CA Special Tax (Citrus)	5.000		09/01/2020	09/01/2014	B	274,042
1,945,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250		09/01/2017	03/01/2014	B	1,963,555
10,000	Fontana, CA Special Tax Community Facilities District No. 4	7.125		10/01/2015	04/01/2014	B	10,206
500,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.800		01/15/2020	01/15/2014	B	506,555
1,655,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875		01/15/2026	01/15/2014	B	1,673,039
320,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.375		01/15/2015	11/30/2013	B	320,720
20,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.595	[2]	01/15/2017	01/15/2017		16,713
1,175,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.375		01/15/2014	11/30/2013	B	1,177,796
270,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.000		01/15/2014	11/30/2013	B	270,559
35,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.000		01/01/2035	01/01/2035		32,007
715,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.125		01/15/2015	11/30/2013	B	716,459
2,475,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.125		01/15/2019	11/30/2013	B	2,477,104
1,335,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road)[1]	5.000		01/15/2016	11/30/2013	B	1,337,136
100,000	Freshwater, CA School District[1]	5.000		08/01/2025	02/01/2014	B	100,173
65,000	Fresno, CA Joint Powers Financing Authority[1]	5.000		06/01/2028	11/30/2013	B	65,038
2,160,000	Fresno, CA Joint Powers Financing Authority[1]	5.250		10/01/2024	10/13/2023	A	2,121,228
70,000	Fresno, CA Joint Powers Financing Authority[1]	5.500		06/01/2015	11/30/2013	B	70,308
140,000	Fresno, CA Joint Powers Financing Authority[1]	5.750		06/01/2026	11/30/2013	B	143,524
30,000	Fresno, CA Joint Powers Financing Authority[1]	5.000		06/01/2020	11/30/2013	B	30,118
10,000	Fresno, CA Joint Powers Financing Authority[1]	5.000		06/01/2019	11/30/2013	B	10,039
870,000	Fresno, CA Joint Powers Financing Authority[1]	5.000		04/01/2022	04/01/2018	B	896,709
110,000	Fresno, CA Joint Powers Financing Authority[1]	5.250		08/01/2018	11/30/2013	B	110,211
55,000	Fullerton, CA Public Financing Authority[1]	5.125		05/01/2021	05/01/2014	B	56,267

19 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$135,000	Fullerton, CA Redevel. Agency COP[1]	5.000%	04/01/2026	04/01/2017	B	$135,857
10,000	Galt, CA Improvement Bond Act 1915	5.900	09/02/2022	03/02/2014	B	10,311
100,000	Garden Grove, CA Agency for Community Devel. Tax Allocation[1]	5.375	10/01/2020	11/30/2013	B	100,330
25,000	Garden Grove, CA Agency for Community Devel. Tax Allocation[1]	5.000	10/01/2025	11/30/2013	B	25,095
115,000	Garden Grove, CA COP[1]	5.375	03/01/2017	11/30/2013	B	115,900
265,000	Glendale, CA Redevel. Agency Tax Allocation (Central Glendale Redevel.)	5.250	12/01/2021	12/01/2013	B	267,170
20,000	Granada, CA Sanitation District Improvement Bond Act 1915	6.125	09/02/2022	03/02/2014	B	20,051
425,000	Grand Terrace, CA Community Redevel. Agency[1]	5.100	09/01/2022	09/01/2019	B	456,131
15,000	Greenfield, CA Redevel. Agency	6.000	02/01/2029	02/19/2028	A	12,901
20,000	Greenfield, CA Union School District	6.250	09/01/2030	03/01/2014	B	20,639
1,475,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2022	12/01/2014	B	1,531,950
1,000,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2023	12/01/2014	B	1,038,610
135,000	Hawthorne, CA Community Redevel. Agency[1]	5.000	09/01/2018	11/30/2013	B	135,439
75,000	Hawthorne, CA Community Redevel. Agency[1]	5.000	09/01/2024	11/30/2013	B	75,237
3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.125	10/01/2025	10/01/2015	B	3,291,323
55,000	Hawthorne, CA Parking Authority	8.000	09/01/2015	03/01/2014	B	55,932
155,000	Hawthorne, CA Parking Authority	8.125	09/01/2019	03/01/2014	B	156,676
45,000	Hayward, CA Improvement Bond Act 1915	7.100	09/02/2018	03/02/2014	B	45,470
20,000	Healdsburg, CA Community Redevel. Agency Tax Allocation (Sotoyome Community Devel.)[1]	5.000	08/01/2017	02/01/2014	B	20,176
50,000	Hement, CA Redevel. Agency Tax Allocation[1]	5.000	09/15/2023	11/30/2013	B	50,035
1,970,000	Hesperia, CA Public Financing Authority, Tranche A	6.250	09/01/2035	12/30/2028	A	1,892,815
5,000	Hollister, CA Improvement Bond Act 1915	7.125	09/02/2022	03/02/2014	B	5,169
125,000	Hollister, CA Redevel. Agency Tax Allocation[1]	5.250	10/01/2016	11/30/2013	B	125,432
10,000	Huntington Beach, CA Community Facilities District[1]	5.400	10/01/2020	04/01/2014	B	10,091
20,000	Huntington Beach, CA Community Facilities District Special Tax	6.250	09/01/2027	04/15/2026	A	19,906
1,055,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2025	09/01/2018	B	1,088,032

20 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$1,115,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250%	09/01/2026	09/01/2018	B	$1,142,139
100,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)[1]	5.000	08/01/2018	02/01/2014	B	101,550
2,735,000	Imperial, CA Public Financing Authority (Water Facility)	5.000	10/15/2026	10/15/2022	B	2,861,740
250,000	Indio, CA Community Facilities District Special Tax	5.200	09/01/2027	11/30/2013	B	250,032
50,000	Indio, CA Community Facilities District Special Tax (Talavera)	5.000	09/01/2017	11/30/2013	B	50,101
125,000	Indio, CA Hsg. (Olive Court Apartments)	6.375	12/01/2026	12/01/2013	B	125,096
50,000	Industry, CA GO1	5.000	01/01/2024	11/30/2013	B	50,840
70,000	Industry, CA GO1	5.000	01/01/2027	11/30/2013	B	71,388
75,000	Industry, CA Urban Devel. Agency[1]	5.000	05/01/2020	11/30/2013	B	75,919
130,000	Industry, CA Urban Devel. Agency (South Montebello)[1]	5.000	05/01/2019	11/30/2013	B	131,430
750,000	Inland Valley, CA Devel. Agency Tax Allocation	5.500	04/01/2014	04/01/2014		766,515
710,000	Irvine, CA Improvement Bond Act 1915	5.000	09/02/2025	09/02/2023	B	736,781
100,000	Jurupa, CA Community Services District Special Tax	5.000	09/01/2027	09/01/2016	B	100,688
25,000	Kern Valley, CA Healthcare District[1]	5.250	08/01/2021	11/30/2013	B	25,084
2,000,000	Kern, CA Community College District	5.250	11/01/2031	11/01/2018	B	2,138,440
15,000	Kingsburg, CA Public Financing Authority	8.000	09/15/2021	11/30/2013	B	15,035
5,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2014	11/30/2013	B	5,016
10,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2019	11/30/2013	B	10,013
55,000	La Mesa, CA Improvement Bond Act 1915	5.750	09/02/2023	03/02/2014	B	55,067
175,000	La Mirada, CA Redevel. Agency[1]	5.125	08/15/2022	11/30/2013	B	175,609
25,000	La Mirada, CA Redevel. Agency	5.000	08/15/2015	11/30/2013	B	25,084
100,000	La Mirada, CA Redevel. Agency	5.000	08/15/2014	11/30/2013	B	100,398
60,000	La Mirada, CA Redevel. Agency[1]	5.125	08/15/2021	11/30/2013	B	60,217
35,000	La Quinta, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2021	11/30/2013	B	35,066
275,000	La Quinta, CA Redevel. Agency Tax Allocation[1]	5.200	09/01/2028	03/01/2014	B	275,685
475,000	La Quinta, CA Redevel. Agency Tax Allocation[1]	5.100	09/01/2031	11/30/2013	B	475,062
50,000	LaFayette, CA Redevel. Agency Tax Allocation[1]	5.750	08/01/2032	08/01/2014	B	50,120
500,000	Lake Elsinore, CA Special Tax	5.100	09/01/2022	09/01/2017	B	515,395
1,135,000	Lake Elsinore, CA Unified School District	5.300	09/01/2026	09/01/2015	B	1,137,066

21 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$25,000	Lake Elsinore, CA Unified School District COP[1]	4.750%	02/01/2020	11/30/2013	B	$25,016
25,000	Lancaster, CA Community Facilities District Special Tax	6.000	10/01/2016	04/01/2014	B	25,286
615,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020	B	639,071
15,000	Lancaster, CA Redevel. Agency (Desert Sands Mobile Home Park)	6.375	11/01/2027	11/29/2013	B	15,006
15,000	Lathrop, CA Financing Authority (Water Supply)	5.750	06/01/2020	12/01/2013	B	15,069
115,000	Lathrop, CA Financing Authority (Water Supply)	5.700	06/01/2019	12/01/2013	B	115,527
10,000	Lathrop, CA Improvement Bond Act 1915	6.000	09/02/2021	03/02/2014	B	10,194
5,000	Lathrop, CA Improvement Bond Act 1915 (Louise Avenue)	6.875	09/02/2017	03/02/2014	B	5,204
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.125	09/02/2028	03/02/2014	B	61,192
10,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.000	09/02/2023	03/02/2014	B	10,194
50,000	Lawndale, CA Elementary School District[1]	5.000	08/01/2029	02/01/2014	B	50,428
115,000	Lincoln, CA Public Financing Authority[1]	5.000	08/01/2028	02/01/2014	B	115,070
100,000	Livermore Valley, CA Joint Unified School District[1]	5.000	08/01/2023	11/30/2013	B	100,396
15,000	Livermore, CA Capital Projects Financing Authority	5.650	09/02/2016	03/02/2014	B	15,420
15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2030	03/30/2029	A	14,861
45,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2026	03/01/2014	B	45,011
925,000	Livermore, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2026	11/30/2013	B	933,723
50,000	Livermore, CA Redevel. Agency Tax Allocation[1]	5.250	08/01/2018	11/30/2013	B	50,497
2,000,000	Lodi, CA Public Financing Authority	5.250	10/01/2026	04/01/2022	B	2,135,100
10,000	Long Beach, CA Bond Finance Authority[1]	5.000	11/01/2024	11/30/2013	B	10,009
370,000	Long Beach, CA Bond Finance Authority[1]	5.250	11/15/2023	11/15/2023		408,672
500,000	Long Beach, CA Bond Finance Authority (Rainbow Harbor)[1]	5.000	05/01/2024	05/01/2016	B	557,760
20,000	Long Beach, CA Bond Finance Authority (Redevel. Hsg. & Gas Utilities)[1]	5.000	08/01/2025	08/01/2015	B	20,482
685,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.250	11/15/2018	11/15/2018		770,070
620,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.000	11/15/2017	11/15/2017		683,513
50,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	11/30/2013	B	50,007

22 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax	7.750%	09/01/2017	03/01/2014	B	$5,080
65,000	Los Angeles County, CA Public Works Financing Authority (Calabasas Landfill)[1]	5.000	06/01/2022	11/30/2013	B	65,228
95,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)	6.400	09/01/2022	03/01/2014	B	95,568
60,000	Los Angeles, CA Community Redevel. Agency (Freeway Recovery)	6.000	09/01/2031	11/30/2013	B	60,036
80,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2021	11/30/2013	B	80,286
125,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2020	11/30/2013	B	125,447
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2019	11/30/2013	B	120,425
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2018	11/30/2013	B	50,177
40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.100	12/01/2015	11/30/2013	B	40,146
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2017	11/30/2013	B	50,153
515,000	Los Angeles, CA Community Redevel. Agency (Hollywood)[1]	5.000	07/01/2022	11/30/2013	B	515,082
25,000	Los Angeles, CA Community Redevel. Agency (Hoover Redevel.)	5.500	09/01/2014	11/30/2013	B	25,072
20,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)[1]	4.750	07/01/2017	11/30/2013	B	20,028
35,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)[1]	5.000	07/01/2020	11/30/2013	B	35,025
60,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)[1]	5.125	07/01/2024	07/01/2024		59,849
75,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)[1]	5.125	07/01/2023	11/30/2013	B	75,007
25,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)[1]	5.250	07/01/2018	11/30/2013	B	25,039

23 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$20,000,000	Los Angeles, CA Community Redevel. Agency (Wilshire Station Apartments) LIFERS	0.280%[4]	10/15/2038	11/07/2013	B	$20,000,000
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[5]	5.375	05/15/2025	05/07/2016	A	11,138,969
15,000	Los Angeles, CA Dept. of Water & Power[1]	4.750	08/15/2017	11/30/2013	B	15,057
10,000	Los Angeles, CA Dept. of Water & Power	4.750	10/15/2020	11/30/2013	B	10,038
65,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350	07/01/2022	11/30/2013	B	65,099
15,000	Los Angeles, CA Mtg. (Section 8)[1]	6.500	07/01/2022	11/30/2013	B	15,036
45,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)	7.700	06/20/2028	11/30/2013	B	45,014
35,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)[1]	5.900	01/01/2030	11/30/2013	B	35,036
150,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)[1]	5.500	06/01/2018	11/30/2013	B	150,663
100,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)[1]	5.500	06/01/2019	11/30/2013	B	100,440
60,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)[1]	5.500	06/01/2016	11/30/2013	B	60,267
25,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)[1]	5.500	06/01/2017	11/30/2013	B	25,111
13,400,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.500	12/01/2024	12/01/2013	B	13,569,510
25,000	Los Angeles, CA State Building Authority	5.300	10/01/2014	11/30/2013	B	25,106
20,000	Los Angeles, CA State Building Authority[1]	5.400	10/01/2015	11/30/2013	B	20,085
205,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2019	11/30/2013	B	205,681
70,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2018	11/30/2013	B	70,232
70,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2016	11/30/2013	B	70,232
200,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2017	11/30/2013	B	200,664
50,000	Los Angeles, CA State Building Authority	5.400	10/01/2015	11/30/2013	B	50,207
20,000	Los Banos, CA Unified School District COP[1]	5.625	08/01/2016	11/30/2013	B	20,052
45,000	Lynwood, CA Public Finance Authority Tax Allocation[1]	5.900	09/01/2028	03/01/2014	B	45,217
55,000	Madera County, CA COP (Children’s Hospital Central California Foundation)	5.000	03/15/2015	11/30/2013	B	55,164

24 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$405,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750%	03/15/2028	11/30/2013	B	$405,332
965,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.000	03/15/2023	11/30/2013	B	969,121
50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)	5.750	10/01/2033	09/18/2029	A	48,386
1,285,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 1989	5.000	09/01/2027	09/01/2023	B	1,366,687
10,000	Martinez, CA Mtg. (Ridgecrest Apartments)[1]	5.625	07/01/2025	11/30/2013	B	10,014
1,025,000	Marysville, CA (Fremont-Rideout Health Group/Rideout Memorial Hospital/United Com-Serve Obligated Group)[1]	5.250	01/01/2027	01/01/2021	B	1,076,383
40,000	Maywood, CA Public Financing Authority	6.500	09/01/2018	03/01/2014	B	40,146
940,000	Mendocino Coast, CA Healthcare District[1]	5.875	02/01/2020	11/30/2013	B	942,378
15,000	Menlo Park, CA GO1	5.000	08/01/2015	11/30/2013	B	15,060
250,000	Mill Valley, CA COP (The Redwoods)[1]	5.750	12/01/2020	11/30/2013	B	251,002
5,000	Milpitas, CA Improvement Bond Act 1915	5.700	09/02/2018	03/02/2014	B	5,176
25,000	Milpitas, CA Redevel. Agency	5.000	09/01/2014	11/30/2013	B	25,099
3,215,000	Milpitas, CA Redevel. Agency[1]	5.125	09/01/2019	11/30/2013	B	3,227,313
45,000	Milpitas, CA Redevel. Agency[1]	5.000	09/01/2020	11/30/2013	B	45,158
1,000,000	Milpitas, CA Redevel. Agency	5.250	09/01/2021	11/30/2013	B	1,003,580
10,000	Milpitas, CA Redevel. Agency[1]	5.250	09/01/2017	11/30/2013	B	10,040
500,000	Modesto, CA COP (Golf Course)[1]	5.000	11/01/2023	02/29/2020	A	494,385
1,000,000	Monrovia, CA Redevel. Agency (Central Redev. Project Area No. 1)	5.000	08/01/2026	08/01/2022	B	1,014,440
3,270,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)	5.000	05/01/2021	11/30/2013	B	3,283,505
2,000,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	11/30/2013	B	2,001,540
415,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)[1]	5.500	03/01/2014	03/01/2014		420,353
10,000	Montebello, CA Community Redevel. Agency (South Montebello)	5.500	09/01/2022	03/28/2021	A	9,972
70,000	Montebello, CA Community Redevel. Agency (South Montebello)[1]	5.300	09/01/2022	11/30/2013	B	70,071
180,000	Montebello, CA Community Redevel. Agency Tax Allocation[1]	5.000	03/01/2019	03/01/2014	B	181,073
730,000	Montebello, CA Community Redevel. Agency Tax Alloccation[1]	5.250	09/01/2024	03/01/2014	B	741,527

25 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$25,000	Montebello, CA COP[1]	5.300%	11/01/2018	11/30/2013	B	$25,076
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700	03/01/2016	11/30/2013	B	20,233
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2015	11/30/2013	B	65,608
40,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.750	03/01/2017	11/30/2013	B	40,552
355,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500	09/01/2031	03/01/2022	B	362,824
400,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-6	5.000	09/01/2022	09/01/2015	B	404,652
300,000	Morgan Hill, CA COP (Water System)[1]	5.125	06/01/2021	12/01/2013	B	301,044
4,710,000	Mountain House, CA Public Financing Authority Unity System	5.000	12/01/2027	12/01/2017	B	4,914,838
3,000,000	Mountain House, CA Public Financing Authority Utility System[1]	5.000	12/01/2032	12/01/2017	B	3,094,770
10,000	Napa, CA Hsg. Auth. (Vintage at Napa Senior Apartments)[1]	5.200	06/15/2034	11/30/2013	B	10,050
100,000	National City, CA Community Devel. Commission Tax Allocation (National City Redevel.)[1]	5.250	08/01/2019	08/01/2019		112,968
1,000,000	Natomas, CA Unified School District	5.000	09/01/2025	09/01/2023	B	1,117,950
2,285,000	Natomas, CA Unified School District	5.000	09/01/2026	09/01/2023	B	2,522,571
260,000	Needles, CA Public Utility Authority	6.650	02/01/2032	02/12/2028	A	251,524
285,000	Norco, CA Redevel Agency[1]	5.125	03/01/2030	11/30/2013	B	285,157
290,000	Norco, CA Redevel Agency[1]	5.500	03/01/2030	03/01/2030		289,356
30,000	Norco, CA Redevel. Agency[1]	5.000	03/01/2019	11/30/2013	B	30,075
2,015,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750	06/01/2023	11/04/2015	A	1,877,879
1,145,000	Northern, CA Inyo County Local Hospital District[1]	5.000	12/01/2015	12/12/2014	B	1,208,834
835,000	Northern, CA Inyo County Local Hospital District[1]	6.375	12/01/2025	12/01/2020	B	887,137
600,000	Oakdale, CA Public Financing Authority[1]	5.125	03/01/2022	03/01/2014	B	602,478
30,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	5.900	06/01/2014	12/01/2013	B	30,086
50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100	06/01/2027	03/29/2024	A	49,317

26 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.000%	06/01/2019	12/01/2013	B	$10,012
265,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2016	11/30/2013	B	265,670
135,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2015	11/30/2013	B	135,348
815,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2023	11/30/2013	B	815,636
150,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2017	11/30/2013	B	150,329
750,000	Oakland, CA Unified School District	5.000	08/01/2022	01/15/2021	A	805,733
2,000,000	Oakland, CA Unified School District	6.000	08/01/2026	08/01/2018	B	2,140,240
700,000	Oakland, CA Unified School District[1]	5.000	08/01/2026	11/30/2013	B	702,212
370,000	Oakland, CA Unified School District[1]	5.250	08/01/2020	11/30/2013	B	371,373
3,100,000	Oakland, CA Unified School District[1]	5.250	08/01/2024	11/30/2013	B	3,110,416
160,000	Oakland, CA Unified School District[1]	5.250	08/01/2019	11/30/2013	B	160,614
50,000	Oakland, CA Unified School District[1]	5.250	08/01/2015	11/30/2013	B	50,205
100,000	Oakland, CA Unified School District[1]	5.250	08/01/2017	11/30/2013	B	100,402
300,000	Oakland, CA Unified School District[1]	5.250	08/01/2022	11/30/2013	B	301,251
1,000,000	Oakland, CA Unified School District	6.125	08/01/2029	08/01/2019	B	1,075,680
50,000	Oakland, CA Unified School District[1]	5.250	08/01/2018	11/30/2013	B	50,209
2,000,000	Oakland, CA Unified School District[1]	5.000	08/01/2025	08/01/2015	B	2,021,440
200,000	Oakland, CA Unified School District[1]	5.250	08/01/2016	11/30/2013	B	200,746
745,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2027	09/01/2023	B	754,774
685,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2026	09/01/2023	B	696,672
805,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2028	09/01/2023	B	813,050
1,660,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	03/02/2014	B	1,692,868
120,000	Ontario, CA Montclair School District	5.000	08/01/2027	11/27/2013	B	120,424
55,000	Orange County, CA Community Facilities District[1]	5.250	08/15/2019	11/30/2013	B	55,111

27 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$200,000	Orange County, CA Community Facilities District (Ladera Ranch)	5.550%	08/15/2033	02/15/2014	B	$200,124
50,000	Orange County, CA Devel. Agency (Neighborhood Devel,)[1]	5.000	09/01/2020	11/30/2013	B	50,063
30,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2017	11/30/2013	B	30,064
265,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2022	11/30/2013	B	265,236
50,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2018	11/30/2013	B	50,092
15,000	Orange County, CA Improvement Bond Act 1915	5.500	09/02/2016	03/02/2014	B	15,173
1,500,000	Orange, CA Community Facilities District Special Tax (Serrano Heights Public Improvements)	5.000	10/01/2028	10/01/2022	B	1,594,170
850,000	Oroville, CA Public Financing Authority[1]	5.000	09/15/2030	11/30/2013	B	856,231
195,000	Oroville, CA Public Financing Authority[1]	5.125	09/15/2025	11/30/2013	B	195,096
50,000	Oxnard, CA Financing Authority[1]	5.300	06/01/2029	06/01/2021	B	52,886
975,000	Oxnard, CA Financing Authority	5.000	06/01/2020	12/01/2013	B	978,900
100,000	Oxnard, CA Financing Authority Wastewater (Redwood Trunk Sewer & Headworks)[1]	5.250	06/01/2034	06/01/2014	B	100,007
845,000	Oxnard, CA Harbor District[1]	5.000	08/01/2020	08/01/2020		911,916
530,000	Oxnard, CA School District	5.000	08/01/2027	08/01/2023	B	575,458
460,000	Oxnard, CA School District	5.000	08/01/2026	08/01/2023	B	506,639
25,000	Pajaro Valley, CA Water Management Agency COP[1]	5.500	03/01/2016	03/01/2016		24,541
180,000	Pajaro Valley, CA Water Management Agency COP[1]	5.750	03/01/2024	04/10/2022	A	179,860
70,000	Pajaro Valley, CA Water Management Agency COP[1]	5.500	03/01/2018	03/01/2014	B	69,995
50,000	Palm Desert, CA Financing Authority[1]	5.200	10/01/2028	09/10/2022	A	49,675
25,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2025	04/01/2014	B	25,017
1,230,000	Palm Desert, CA Financing Authority[1]	5.000	08/01/2021	08/01/2014	B	1,239,065
55,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2027	04/01/2027		54,547
50,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2026	04/01/2014	B	49,997
770,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2030	04/13/2029	A	756,856
500,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.000	07/01/2018	12/13/2015	B	509,675
145,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)	5.250	01/01/2022	11/30/2013	B	145,570
100,000	Palm Springs, CA Community Redevel. Agency Tax Allocation[1]	5.500	08/01/2021	11/30/2013	B	100,162

28 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$6,120,000	Palm Springs, CA Financing Authority (Downtown Revitalization)	5.250%	06/01/2027	06/01/2022	B	$6,671,718
30,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)[1]	5.500	01/01/2028	11/30/2013	B	30,091
45,000	Palm Springs, CA Improvement Bond Act 1915	5.650	09/02/2029	10/14/2027	A	41,540
100,000	Palmdale, CA Civic Authority[1]	5.000	07/01/2025	11/30/2013	B	100,381
190,000	Palmdale, CA Civic Authority (Civic Center)	5.600	07/01/2015	11/30/2013	B	190,530
125,000	Palmdale, CA Community Facilities District Special Tax	5.400	09/01/2035	10/10/2033	A	122,789
45,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)[1]	5.000	09/01/2017	11/30/2013	B	45,594
540,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1[1]	5.700	08/01/2018	11/30/2013	B	541,831
175,000	Palo Alto, CA Utility[1]	5.250	06/01/2021	12/01/2013	B	175,730
15,000	Palo Alto, CA Utility[1]	5.250	06/01/2024	12/01/2013	B	15,062
20,000	Palomar Pomerado, CA Health System	5.000	11/01/2014	11/30/2013	B	20,042
100,000	Palomar Pomerado, CA Health System	5.375	11/01/2013	11/01/2013		100,000
10,000	Paramount, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2019	11/30/2013	B	10,020
100,000	Parlier, CA Redevel. Agency Tax Allocation[1]	5.125	08/01/2023	11/30/2013	B	100,057
30,000	Parlier, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2018	11/30/2013	B	30,047
90,000	Patterson, CA Joint Unified School District[1]	5.000	08/01/2015	11/30/2013	B	90,356
275,000	Perris, CA Community Facilities District Special Tax	6.375	09/01/2032	09/01/2014	B	276,529
545,000	Perris, CA Joint Powers Authority	5.000	09/01/2025	09/01/2023	B	552,576
60,000	Perris, CA Public Financing Authority	5.750	09/01/2024	09/01/2016	B	61,067
390,000	Perris, CA Public Financing Authority[1]	7.000	10/01/2033	10/01/2018	B	431,831
125,000	Perris, CA Public Financing Authority[1]	5.750	10/01/2031	11/30/2013	B	127,984
20,000	Perris, CA Public Financing Authority, Series A	6.125	09/01/2034	09/01/2016	B	20,184
1,415,000	Perris, CA Union High School District Financing Authority	5.500	09/01/2028	09/01/2021	B	1,422,033
1,035,000	Perris, CA Union High School District Financing Authority	5.375	09/01/2026	09/01/2021	B	1,037,867
10,000	Petaluma, CA Improvement Bond Act 1915	6.000	09/02/2020	03/02/2014	B	10,044

29 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$1,500,000	Pico Rivera, CA Public Financing Authority[1]	5.500%	09/01/2031	09/01/2019	B	$1,603,065
20,000	Pinole, CA Redevel. Agency Tax Allocation (Pinole Vista Redevel.)[1]	5.250	08/01/2016	11/30/2013	B	20,080
500,000	Pittsburg, CA Redevel. Agency (Los Medanos Community Devel.)[1]	5.850	08/01/2018	02/01/2014	B	503,885
75,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2019	02/01/2014	B	75,356
240,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2017	02/01/2014	B	241,582
75,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2018	02/01/2014	B	75,427
4,550,000	Placentia, CA Redevel. Agency Tax Allocation	7.750	02/01/2014	02/01/2014		4,609,378
65,000	Pomona, CA Public Financing Authority	5.125	02/01/2016	11/30/2013	B	65,133
25,000	Pomona, CA Public Financing Authority[1]	5.250	02/01/2018	11/30/2013	B	25,074
30,000	Pomona, CA Public Financing Authority[1]	5.000	02/01/2024	11/30/2013	B	30,032
400,000	Pomona, CA Public Financing Authority (Merfed Redevel.)[1]	5.250	02/01/2020	11/30/2013	B	400,932
110,000	Port Redwood City, CA GO1	5.400	06/01/2019	12/01/2013	B	110,105
50,000	Poway, CA Hsg. (Poinsetta Mobile Home Park)[1]	5.000	05/01/2023	05/01/2014	B	50,793
20,000	Poway, CA Public Financing Authority (Water Services)[3]	5.500	11/01/2015	11/21/2013	B	20,058
50,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.250	06/15/2017	11/30/2013	B	50,205
30,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)[1]	5.250	06/15/2019	11/30/2013	B	30,098
25,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)[1]	5.000	06/15/2028	11/30/2013	B	25,013
55,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)[1]	5.250	06/15/2024	11/30/2013	B	55,171
855,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/15/2025	09/15/2023	B	908,352
1,210,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/15/2029	09/15/2023	B	1,220,527
170,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14	5.125	09/01/2026	11/06/2024	A	169,119
150,000	Poway, CA Unified School District Special Tax Community Facilities District No. 6	5.125	09/01/2028	09/21/2027	A	149,297

30 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$1,800,000	Rancho Cucamonga, CA Community Facilities District Special Tax No.2003-1	5.750%	09/01/2028	09/01/2018	B	$1,899,036
10,000	Rancho Cucamonga, CA Public Finance Authority	6.000	09/02/2020	11/30/2013	B	10,010
675,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.125	09/01/2030	02/28/2014	B	674,953
4,570,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.375	09/01/2025	11/30/2013	B	4,572,376
50,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.250	09/01/2020	11/30/2013	B	50,121
20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.500	09/02/2024	05/03/2022	A	19,179
30,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2022	03/02/2014	B	30,035
100,000	Redding, CA Redevel. Agency (Redding School District)[1]	5.125	09/01/2030	11/30/2013	B	100,068
30,000	Redding, CA Redevel. Agency (Redding School District)[1]	5.000	09/01/2026	11/30/2013	B	30,033
10,000	Redlands, CA Community Facilities District	5.850	09/01/2033	05/27/2031	A	9,680
25,000	Redlands, CA Unified School District[1]	5.000	07/01/2026	11/30/2013	B	25,081
690,000	Redwood City, CA Special Tax	5.000	09/01/2029	09/01/2022	B	722,051
20,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.000	09/01/2019	03/01/2014	B	20,112
25,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.000	09/01/2021	03/01/2014	B	25,289
100,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.250	09/01/2027	03/01/2014	B	100,174
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.000	09/01/2016	03/01/2014	B	51,883
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.050	09/01/2017	09/01/2014	B	25,903
65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.125	09/01/2018	09/01/2014	B	67,294
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.200	09/01/2019	09/01/2014	B	103,433
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2020	09/01/2014	B	103,135
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2021	09/01/2016	B	51,098
355,000	Richmond, CA Joint Powers Financing Authority[1]	5.000	09/01/2015	11/30/2013	B	355,919
40,000	Richmond, CA Joint Powers Financing Authority	5.500	09/01/2018	11/30/2013	B	40,088
600,000	Richmond, CA Joint Powers Financing Authority Tax Allocation[1]	5.250	09/01/2025	11/30/2013	B	601,866

31 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$50,000	Richmond, CA Joint Powers Financing Authority Tax Allocation[1]	5.500%	09/01/2016	11/30/2013	B	$50,144
20,000	Richmond, CA Joint Powers Financing Authority Tax Allocation	5.500	09/01/2017	11/30/2013	B	20,050
210,000	Richmond, CA Redevel. Agency (Harbour Redevel.)[1]	5.500	07/01/2018	11/30/2013	B	210,825
80,000	River Islands, CA Public Financing Authority	6.000	09/01/2027	06/22/2024	A	75,889
100,000	River Islands, CA Public Financing Authority	6.150	09/01/2035	06/24/2032	A	93,294
450,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2028		442,112
15,000	Riverside County, CA Community Facilities District Special Tax	6.000	09/01/2030	05/01/2028	A	13,820
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.200	09/01/2015	03/01/2014	B	400,369
215,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.150	09/01/2014	09/01/2014		221,192
225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.250	09/01/2016	03/01/2014	B	233,656
475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.500	09/01/2015	09/01/2015		500,099
450,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.450	09/01/2014	09/01/2014		462,515
250,000	Riverside County, CA Public Financing Authority[1]	5.250	10/01/2017	11/30/2013	B	250,648
100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)[1]	5.000	10/01/2022	10/01/2016	B	102,295
335,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	01/13/2017	A	220,256
305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		343,381
30,000	Riverside, CA Improvement Bond Act 1915	8.250	09/02/2016	03/02/2014	B	30,564
315,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2023	09/02/2021	B	323,193
335,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2024	09/02/2021	B	339,094
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)	6.250	09/02/2029	09/02/2015	B	201,562

32 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$1,155,000	Riverside, CA Public Financing Authority	5.000%	11/01/2028	11/01/2022	B	$1,185,307
1,640,000	Riverside, CA Public Financing Authority	5.000	11/01/2027	11/01/2022	B	1,703,009
100,000	Riverside, CA Public Financing Authority (University Corridor/Sycamore)[1]	5.000	08/01/2019	08/01/2017	B	107,131
150,000	Riverside, CA Redevel. Agency[1]	5.000	08/01/2025	11/30/2013	B	150,069
50,000	Riverside, CA Special Tax Community Facilities District No. 90-1, Series A1	5.500	09/01/2015	03/01/2014	B	50,606
150,000	Riverside, CA Unified School District[1]	5.000	12/01/2026	12/01/2013	B	150,507
100,000	Rocklin, CA Unified School District Community Facilities District No. 1[1]	5.000	09/01/2025	11/30/2013	B	100,290
50,000	Rohnert Park, CA COP[1]	5.000	07/01/2024	11/30/2013	B	50,064
25,000	Romoland, CA School District Special Tax	6.000	09/01/2033	03/01/2014	B	25,031
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	03/01/2014	B	50,122
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	03/01/2014	B	50,122
365,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2025	09/01/2025		364,328
440,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2026	09/01/2026		432,612
405,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2027	09/01/2027		395,879
500,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2028	09/01/2028		486,190
450,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2029	09/01/2029		432,824
190,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2021	02/15/2021		209,857
80,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2023	02/15/2023		86,959
100,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2025	02/15/2025		106,890
265,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2024	02/15/2024		286,598
310,000	Rowland, CA Unified School District[1]	5.250	08/01/2027	02/01/2014	B	313,968
795,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2021	12/01/2013	B	797,790

33 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$430,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000%	12/01/2023	12/01/2013	B	$431,398
535,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2022	12/01/2013	B	536,808
130,000	Sacramento County, CA COP	4.750	10/01/2017	11/30/2013	B	130,250
2,975,000	Sacramento County, CA COP[1]	5.750	02/01/2030	02/01/2020	B	3,125,803
480,000	Sacramento County, CA COP[1]	5.375	02/01/2019	11/30/2013	B	480,730
950,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)[1]	6.000	02/01/2033	12/01/2013	B	950,067
1,500,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700	03/01/2034	11/30/2013	B	1,501,065
400,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250	06/01/2027	11/30/2013	B	402,164
25,000	Sacramento County, CA Public Financing Authority (Sacramento City Redevel.)[1]	5.200	12/01/2019	12/01/2013	B	25,042
225,000	Sacramento, CA City Financing Authority[1]	5.000	12/01/2024	12/01/2015	B	236,345
30,000	Sacramento, CA City Financing Authority (City Hall)	5.250	12/01/2016	11/30/2013	B	30,123
815,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250	09/01/2023	03/01/2014	B	828,692
850,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2025	03/01/2023	B	893,512
455,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2027	03/01/2023	B	466,111
785,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2026	03/01/2023	B	819,666
1,840,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2024	03/01/2023	B	1,962,305
25,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)	5.500	09/02/2016	11/30/2013	B	25,086
55,000	Sacramento, CA Municipal Utility District	5.000	11/15/2018	11/15/2013	B	55,104
10,000	Sacramento, CA Redevel. Agency (Merged Downtown Redevel.)	5.250	11/01/2013	11/01/2013		10,000
50,000	Sacramento, CA Unified School District COP[1]	5.000	03/01/2019	11/30/2013	B	50,176
420,000	Sacramento, CA Unified School District COP[1]	5.000	03/01/2026	11/30/2013	B	421,420
15,000	Sacramento, CA Unified School District COP[1]	5.000	03/01/2020	11/30/2013	B	15,053

34 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (continued)
$100,000	Sacramento, CA Unified School District COP[1]	5.000%		03/01/2021	11/30/2013	B	$100,351
310,000	Saddleback Valley, CA Unified School District[1]	5.650		09/01/2017	11/30/2013	B	311,352
1,000,000	Salinas Valley, CA Solid Waste Authority	5.625		08/01/2018	11/30/2013	B	1,003,900
215,000	Salinas Valley, CA Solid Waste Authority	5.625		08/01/2015	11/30/2013	B	215,920
2,000,000	Salinas Valley, CA Solid Waste Authority[1]	5.250		08/01/2027	11/30/2013	B	2,005,720
150,000	Salinas Valley, CA Solid Waste Authority	5.625		08/01/2016	11/30/2013	B	150,624
65,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1,3]	5.500		11/01/2023	11/23/2013	B	65,227
80,000	San Bernardino County, CA (Single Family Mtg.)	5.376	[2]	05/01/2031	09/26/2014	A	31,672
200,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2026	11/30/2013	B	200,234
45,000	San Bernardino County, CA COP (Medical Center Financing)	5.250		08/01/2016	11/30/2013	B	45,100
25,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2028	11/30/2013	B	25,002
235,000	San Bernardino County, CA Flood Control District[1]	5.000		08/01/2029	11/30/2013	B	235,190
190,000	San Bernardino County, CA Redevel. Agency (San Sevaine Redevel.)[1]	5.000		09/01/2019	09/01/2015	B	196,464
180,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2023	10/01/2023		195,208
70,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2023	10/01/2023		75,914
200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2019	10/01/2019		224,252
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2022	10/01/2022		54,566
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2018	10/01/2018		11,217
335,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	11/30/2013	B	335,596
160,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	11/30/2013	B	160,302
285,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)[1]	5.600		01/01/2015	07/07/2014	A	277,898
415,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2024	03/27/2023	A	379,119

35 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (continued)
$325,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500%		09/01/2020	11/17/2017	A	$309,325
150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625		04/01/2026	04/01/2014	B	150,152
560,000	San Bernardino, CA Mountains Community Hospital District COP	5.000		02/01/2017	08/26/2015	A	563,629
70,000	San Bernardino, CA Municipal Water Dept.	5.250		02/01/2015	11/30/2013	B	70,186
135,000	San Bernardino, CA Municipal Water Dept.[1]	5.000		02/01/2017	11/30/2013	B	135,234
25,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)	7.875		07/01/2025	01/01/2014	B	25,014
50,000	San Bruno, CA Police Facilities Financing[1]	5.250		02/01/2021	11/30/2013	B	50,103
2,000,000	San Diego County, CA (Developmental Services Foundation) COP[1]	5.500		09/01/2017	11/30/2013	B	2,008,300
5,000,000	San Diego County, CA COP (Developmental Service Foundation)[1]	5.500		09/01/2027	11/30/2013	B	5,016,800
90,000	San Diego County, CA Water Authority[1]	4.750		05/01/2028	11/30/2013	B	90,213
545,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2025	09/01/2023	B	552,576
720,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2030	09/01/2030		710,280
640,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2028	09/01/2023	B	641,434
610,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000		09/01/2027	09/01/2023	B	613,257
4,895,000	San Diego, CA Hsg. Authority (Island Village Apartments)[1]	5.650	[4]	07/01/2034	01/01/2014	B	4,969,894
170,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2022	09/02/2018	B	176,491
245,000	San Diego, CA Improvement Bond Act 1915	5.375		09/02/2029	09/02/2029		242,793
230,000	San Diego, CA Improvement Bond Act 1915	5.250		09/02/2028	09/02/2028		227,185
255,000	San Diego, CA Improvement Bond Act 1915	5.375		09/02/2030	09/02/2030		249,591
285,000	San Diego, CA Improvement Bond Act 1915	5.500		09/02/2032	09/02/2032		279,736
265,000	San Diego, CA Improvement Bond Act 1915	5.500		09/02/2031	09/02/2031		261,425
220,000	San Diego, CA Improvement Bond Act 1915	5.125		09/02/2027	09/02/2027		217,730
190,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2024	09/02/2018	B	192,347
180,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2023	09/02/2018	B	184,648
165,000	San Diego, CA Improvement Bond Act 1915	5.000		09/02/2021	09/02/2018	B	174,037

36 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$210,000	San Diego, CA Improvement Bond Act 1915	5.125%	09/02/2026	09/02/2018	B	$210,386
195,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2025	09/02/2018	B	195,651
135,000	San Diego, CA Mtg. (Mariners Cove)	5.800	09/01/2015	11/30/2013	B	135,504
1,000,000	San Diego, CA Public Facilities Financing Authority (Ballpark)[1]	5.250	02/15/2032	02/15/2017	B	1,040,610
20,000	San Diego, CA Redevel. Agency[1,3]	6.000	11/01/2015	11/21/2013	B	20,095
325,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.250	09/01/2026	11/30/2013	B	325,140
100,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.200	09/01/2019	11/30/2013	B	100,163
1,000,000	San Diego, CA Redevel. Agency (Centre City)[1]	6.400	09/01/2019	11/30/2013	B	1,002,090
10,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.500	09/01/2019	11/30/2013	B	10,016
25,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.600	09/01/2024	11/30/2013	B	25,017
20,000	San Diego, CA Redevel. Agency (Centre City)	5.000	09/01/2015	11/30/2013	B	20,060
115,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.350	09/01/2024	11/30/2013	B	115,055
55,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.300	09/01/2020	11/30/2013	B	55,062
175,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.250	09/01/2021	11/30/2013	B	175,672
50,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.000	09/01/2026	11/30/2013	B	50,154
20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)[1]	5.000	10/01/2026	11/30/2013	B	20,061
20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)[1]	5.000	10/01/2021	11/30/2013	B	20,073
110,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.875	10/01/2019	11/30/2013	B	110,501
300,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.875	09/01/2030	11/30/2013	B	300,135
70,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.800	09/01/2022	11/30/2013	B	70,099
85,000	San Diego, CA Redevel. Agency (North Park Redevel.)	5.600	09/01/2019	11/30/2013	B	85,208
60,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.700	09/01/2020	11/30/2013	B	60,167
710,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.900	09/01/2025	11/30/2013	B	711,093
25,000	San Diego, CA Redevel. Agency Tax Allocation (North Park Redevel.)[1]	5.900	09/01/2030	11/30/2013	B	25,023
10,000	San Dimas, CA Redevel. Agency (Creative Growth Redevel.)[1]	6.750	09/01/2016	03/01/2014	B	10,208
7,500,000	San Francisco, CA City & County Airports Commission	5.500	05/01/2027	05/01/2018	B	8,214,675

37 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$270,000	San Francisco, CA City & County Airports Commission[1]	5.250%	01/01/2026	11/30/2013	B	$270,159
105,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2020	11/30/2013	B	105,174
75,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2027	11/30/2013	B	75,032
1,365,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2022	11/30/2013	B	1,366,693
3,040,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2019	11/30/2013	B	3,045,898
10,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.000	01/01/2014	11/30/2013	B	10,029
315,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.125	01/01/2017	11/30/2013	B	315,778
20,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2023	11/30/2013	B	20,022
295,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2024	11/30/2013	B	295,274
1,320,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.100	01/01/2020	11/30/2013	B	1,325,676
510,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	11/30/2013	B	511,811
100,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2021	11/30/2013	B	100,143
40,000	San Francisco, CA City & County Improvement Bond Act 1915	6.850	09/02/2026	03/02/2014	B	41,333
1,250,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2026	08/01/2022	B	1,305,750
1,600,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2025	08/01/2022	B	1,690,416
500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2023	08/01/2022	B	540,415
20,000	San Francisco, CA City & County Redevel. Financing Authority[1]	5.000	08/01/2019	11/30/2013	B	20,051
115,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.000	08/01/2029	08/01/2019	B	126,207

38 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$35,000	San Francisco, CA Community College District[1]	5.000%	06/15/2019	11/30/2013	B	$35,486
215,000	San Francisco, CA Community College District[1]	5.375	06/15/2015	11/30/2013	B	215,929
855,000	San Francisco, CA Community College District	5.000	06/15/2018	11/30/2013	B	866,885
200,000	San Francisco, CA Community College District	5.375	06/15/2016	11/30/2013	B	200,860
80,000	San Francisco, CA Community College District[1]	5.000	06/15/2026	11/30/2013	B	80,281
310,000	San Francisco, CA Community College District[1]	5.000	06/15/2017	11/30/2013	B	314,315
100,000	San Francisco, CA Community College District	5.000	06/15/2022	11/30/2013	B	101,363
115,000	San Francisco, CA Community College District[1]	5.375	06/15/2022	11/30/2013	B	115,482
50,000	San Francisco, CA Community College District	5.000	06/15/2020	11/30/2013	B	50,691
25,000	San Francisco, CA Community College District[1]	5.000	06/15/2021	11/30/2013	B	25,343
1,395,000	San Gorgonio, CA Memorial Health Care District[1]	7.000	08/01/2024	08/01/2017	B	1,636,154
1,000,000	San Gorgonio, CA Memorial Health Care District[1]	7.100	08/01/2033	08/01/2017	B	1,132,690
1,560,000	San Gorgonio, CA Memorial Health Care District[1]	7.000	08/01/2025	08/01/2017	B	1,829,677
920,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2024	08/01/2020	B	980,619
1,010,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2025	08/01/2020	B	1,065,096
25,000	San Joaquin County, CA Community Facilities District Special Tax (Delta Farms)	6.125	09/01/2024	06/24/2021	A	24,929
75,000	San Joaquin County, CA COP (Solid Waste System Facilities)[1]	5.000	04/01/2022	11/30/2013	B	75,224
80,000	San Joaquin County, CA COP (Solid Waste System Facilities)	5.000	04/01/2015	11/30/2013	B	80,237
50,000	San Joaquin County, CA COP (Solid Waste System Facilities)[1]	5.000	04/01/2020	11/30/2013	B	50,150
30,000	San Joaquin County, CA COP (Solid Waste System Facilties)[1]	5.000	04/01/2018	11/30/2013	B	30,066
1,095,000	San Joaquin Hills, CA Transportation Corridor Agency[1]	5.375	01/15/2029	01/15/2029		1,077,600
395,000	San Joaquin Hills, CA Transportation Corridor Agency[1]	5.250	01/15/2030	01/15/2030		381,179
35,000	San Jose, CA (Libraries & Parks)[1]	5.000	09/01/2015	11/30/2013	B	35,141
50,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2022	11/30/2013	B	50,203
85,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2020	11/30/2013	B	85,349
100,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2025	11/30/2013	B	100,401
15,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2017	11/30/2013	B	15,060
235,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2018	11/30/2013	B	235,942

39 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (continued)
$30,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000%		09/01/2017	11/30/2013	B	$30,120
50,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000		09/01/2020	11/30/2013	B	50,198
105,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000		09/01/2022	11/30/2013	B	105,416
1,000,000	San Jose, CA Airport[1]	6.250		03/01/2034	03/01/2021	B	1,112,160
3,990,000	San Jose, CA Airport[1]	5.125		03/01/2020	03/01/2014	B	4,047,137
1,130,000	San Jose, CA Airport[1]	5.000		03/01/2028	03/01/2014	B	1,140,995
15,000	San Jose, CA Finance Authority (4th & San Fernando Parking Facility)	5.000		09/01/2024	11/30/2013	B	15,047
50,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000		09/01/2018	11/30/2013	B	50,202
60,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000		09/01/2015	11/30/2013	B	60,242
280,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000		09/01/2019	11/30/2013	B	281,128
90,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000		09/01/2017	11/30/2013	B	90,364
225,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000		09/01/2016	11/30/2013	B	225,909
95,000	San Jose, CA Improvement Bond Act 1915	5.750		09/02/2019	03/02/2014	B	98,302
25,000	San Jose, CA Improvement Bond Act 1915	5.700		09/02/2018	03/02/2014	B	25,895
20,000	San Jose, CA Improvement Bond Act 1915	5.600		09/02/2016	03/02/2014	B	20,765
60,000	San Jose, CA Improvement Bond Act 1915	5.750		09/02/2020	03/02/2014	B	62,017
250,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[1]	5.350	[4]	07/15/2034	11/28/2016	B	263,790
25,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.100		01/01/2031	12/30/2023	A	24,299
400,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)[1]	5.875		03/01/2033	12/01/2013	B	403,508
45,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2028	08/01/2015	B	45,131
350,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2017	08/01/2015	B	367,959
50,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2020	08/01/2015	B	51,596
300,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2019	08/01/2015	B	311,547
65,000	San Jose, CA Redevel. Agency[1]	5.750		08/01/2017	02/01/2014	B	65,630
5,300,000	San Jose, CA Redevel. Agency[1]	5.850		08/01/2027	02/01/2014	B	5,352,417
75,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2026	08/01/2017	B	75,812
25,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2023	08/01/2017	B	25,686
35,000	San Jose, CA Redevel. Agency[1]	5.500		08/01/2016	11/30/2013	B	35,068
20,000	San Jose, CA Redevel. Agency[1]	5.500		08/01/2014	11/30/2013	B	20,044
200,000	San Jose, CA Redevel. Agency[1]	6.375		08/01/2021	08/01/2018	B	219,894
30,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000		08/01/2025	08/01/2017	B	30,490
1,210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.250		08/01/2019	08/01/2014	B	1,232,881

40 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000%	08/01/2024	08/01/2017	B	$102,012
115,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2023	08/01/2017	B	117,354
25,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2019	11/30/2013	B	25,025
100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2027	06/25/2027	A	99,697
255,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2022	08/01/2017	B	261,816
5,000	San Jose, CA Redevel. Agency Tax Allocation[1]	5.600	08/01/2019	11/30/2013	B	5,008
100,000	San Juan Capistrano, CA Public Financing Authority	4.800	12/01/2016	11/30/2013	B	100,264
25,000	San Marcos, CA Public Facilities Authority[1]	5.000	08/01/2017	11/30/2013	B	25,081
500,000	San Marcos, CA Public Facilities Authority[1]	4.875	08/01/2031	11/30/2013	B	500,065
100,000	San Marcos, CA Public Facilities Authority[1]	5.000	08/01/2026	02/01/2014	B	100,896
100,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)[1]	5.650	10/01/2028	11/30/2013	B	100,319
25,000	San Marcos, CA Unified School District Special Tax[1]	5.000	09/01/2029	03/24/2028	A	23,659
130,000	San Mateo, CA Flood Control District COP (Colma Creek Flood Control Zone)[1]	5.125	08/01/2032	07/04/2026	A	128,907
40,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)	5.000	12/01/2014	11/30/2013	B	40,161
100,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	5.000	09/01/2015	11/30/2013	B	100,283
45,000	Santa Barbara County, CA Waterfront COP[1]	5.500	10/01/2022	11/30/2013	B	45,070
60,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	5.000	03/01/2019	11/30/2013	B	60,224
105,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	5.000	03/01/2018	11/30/2013	B	105,400
1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[1]	5.850	08/01/2031	11/30/2013	B	1,715,223
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.700	08/01/2021	11/30/2013	B	80,065
300,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.500	06/01/2014	12/01/2013	B	301,194
185,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.500	06/01/2023	12/01/2013	B	185,727
400,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.000	06/01/2020	12/01/2013	B	401,352
25,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.375	06/01/2016	12/01/2013	B	25,096

41 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$100,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250%	06/01/2018	12/01/2013	B	$100,371
1,020,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2019	12/01/2013	B	1,023,784
175,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.000	06/01/2015	12/01/2013	B	175,702
785,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2027	11/15/2022	B	791,516
325,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2024	11/15/2022	B	338,299
1,170,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2028	11/15/2028		1,166,911
635,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2023	11/15/2022	B	673,608
925,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2025	11/15/2022	B	954,508
40,000	Santa Fe Springs, CA Community Devel. Commission[1]	5.375	09/01/2019	11/30/2013	B	40,084
25,000	Santa Fe Springs, CA Community Devel. Commission	5.500	09/01/2014	11/30/2013	B	25,097
800,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2021	11/30/2013	B	801,048
85,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2018	11/30/2013	B	85,182
30,000	Santa Monica, CA Redevel. Agency (Ocean Park Redevel.)[1]	5.000	07/01/2018	11/30/2013	B	30,089
20,000	Santa Monica, CA Redevel. Agency (Ocean Park Redevel.)	5.000	07/01/2016	11/30/2013	B	20,072
25,000	Santa Nella County, CA Water District	6.250	09/02/2028	10/14/2022	A	23,589
20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)	6.700	09/02/2022	03/02/2014	B	20,092
710,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2025	09/01/2023	B	731,087
770,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2026	09/01/2023	B	783,121
830,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2027	09/01/2023	B	840,890
895,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2028	09/01/2023	B	903,950
25,000	Seaside, CA Redevel. Agency	5.000	08/01/2014	11/30/2013	B	25,087
1,390,000	Selma, CA Redevel. Agency	5.750	09/01/2024	03/28/2023	A	1,370,081

42 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$15,000	Sequoia, CA Hospital District	5.375%	08/15/2023	11/30/2013	B	$15,906
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.300	11/01/2018	11/01/2016	B	102,971
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.250	11/01/2017	11/01/2016	B	103,974
110,000	Shafter, CA Community Devel. Agency Tax Allocation	5.000	11/01/2013	11/01/2013		110,000
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.350	11/01/2019	11/01/2016	B	102,375
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.375	11/01/2020	11/01/2016	B	101,519
400,000	Sierra View, CA Local Health Care District[1]	5.250	07/01/2024	07/01/2017	B	411,988
40,000	Signal Hill CA Redevel. Agency[1]	5.250	10/01/2024	10/01/2019	B	41,473
525,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[1]	5.250	09/01/2019	11/30/2013	B	526,208
25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[1]	5.250	09/01/2021	11/30/2013	B	25,080
175,000	Soledad, CA Redevel. Agency (Soledad Redevel.)[1]	5.350	12/01/2028	11/30/2013	B	175,032
1,020,000	Sonora, CA Union High School District	5.625	08/01/2029	08/01/2023	B	1,134,373
100,000	South Gate, CA Public Financing Authority (South Gate Redevel.)[1]	5.750	09/01/2022	09/01/2014	B	101,246
2,030,000	South Gate, CA Utility Authority	5.250	10/01/2028	10/01/2022	B	2,202,814
1,925,000	South Gate, CA Utility Authority	5.250	10/01/2027	10/01/2022	B	2,116,788
40,000	South Orange County, CA Public Financing Authority[1]	5.800	09/02/2018	03/02/2014	B	40,670
65,000	South Orange County, CA Public Financing Authority	5.250	08/15/2018	11/30/2013	B	65,241
250,000	South Orange County, CA Public Financing Authority (Ladera Ranch)[1]	5.000	08/15/2024	08/15/2015	B	252,558
20,000	South Tahoe, CA Joint Powers Financing Authority[1]	5.300	10/01/2021	11/30/2013	B	20,017
260,000	Southern CA Mono Health Care District[1]	5.000	08/01/2021	08/01/2021		285,350
925,000	Southern CA Public Power Authority[1]	5.000	11/01/2018	11/01/2018		1,030,589
25,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	11/30/2013	B	25,108
20,000	Southern CA Public Power Authority[1]	5.750	07/01/2021	11/30/2013	B	20,090
50,000	Southern CA Public Power Authority[1]	5.250	10/01/2015	11/30/2013	B	50,209
10,000	Southern CA Public Power Authority[1]	5.000	07/01/2015	11/30/2013	B	10,040

43 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$5,000	Southern CA Public Power Authority[1]	5.500%	07/01/2020	11/30/2013	B	$5,022
5,990,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	12/14/2016	A	5,618,860
20,000	Stockton, CA COP (Wastewater System)[1]	5.000	09/01/2023	11/30/2013	B	20,010
155,000	Stockton, CA COP (Wastewater System)[1]	5.125	09/01/2016	11/30/2013	B	155,304
35,000	Stockton, CA Improvement Bond Act 1915	5.800	09/02/2020	03/02/2014	B	35,154
250,000	Stockton, CA Unified School District (Election 2005)[1]	5.000	09/01/2019	09/01/2015	B	263,018
50,000	Stockton, CA Unified School District (Election 2008)[1]	5.000	08/01/2023	08/01/2016	B	53,755
25,000	Suisun City, CA Public Financing Authority[1]	5.200	10/01/2028	11/30/2013	B	25,007
25,000	Sunnyvale, CA COP (Parking Facility)	5.000	10/01/2022	11/30/2013	B	25,099
25,000	Sunnyvale, CA COP (Parking Facility)[1]	5.000	10/01/2017	11/30/2013	B	25,100
300,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2025	10/01/2023	B	332,250
1,465,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2028	10/01/2023	B	1,560,430
1,490,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2029	10/01/2023	B	1,569,745
415,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2026	10/01/2023	B	452,769
700,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2027	10/01/2023	B	752,955
70,000	Taft, CA Public Financing Authority (Community Correctional Facility)	6.050	01/01/2017	11/30/2013	B	70,250
825,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2028	09/01/2022	B	829,571
50,000	Temecula, CA Redevel. Agency[1]	5.000	08/01/2020	11/30/2013	B	50,059
500,000	Temecula, CA Redevel. Agency[1]	5.125	08/01/2027	11/30/2013	B	504,610
75,000	Torrance, CA Hospital (Torrance Memorial Medical Center)[1]	5.500	06/01/2031	11/30/2013	B	75,085
25,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	5.400	06/01/2015	11/30/2013	B	25,090
1,485,000	Torrance, CA Hospital (Torrance Memorial Medical Center)[1]	6.000	06/01/2022	11/30/2013	B	1,490,925
270,000	Torrance, CA Redevel. Agency[1]	5.500	09/01/2028	08/10/2024	A	264,222
15,000	Torrance, CA Redevel. Agency (Downtown Redevel.)[1]	5.550	09/01/2018	11/30/2013	B	15,027
1,430,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2019	04/01/2014	B	1,444,772
50,000	Tracy, CA Community Facilities District	6.300	09/01/2026	11/30/2013	B	50,027

44 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$25,000	Tracy, CA Community Facilities District (205 Parcel Glen)	6.250%	09/01/2032	09/02/2014	B	$25,080
75,000	Tracy, CA Operating Partnership Joint Powers Authority	6.100	09/02/2021	03/02/2014	B	75,392
75,000	Truckee-Donner, CA Public Utility District Special Tax	6.000	09/01/2028	03/01/2014	B	75,047
20,000	Truckee-Donner, CA Public Utility District Special Tax	6.100	09/01/2033	03/01/2014	B	20,000
30,000	Truckee-Donner, CA Public Utility District Special Tax	5.800	09/01/2035	05/26/2033	A	29,060
805,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000	10/15/2017	10/27/2016	A	887,843
50,000	Turlock, CA Irrigation District[1]	5.000	01/01/2018	11/30/2013	B	50,191
60,000	Turlock, CA Irrigation District[1]	5.000	01/01/2015	11/30/2013	B	60,229
340,000	Turlock, CA Irrigation District[1]	5.000	01/01/2028	01/01/2014	B	340,333
280,000	Turlock, CA Irrigation District[1]	5.000	01/01/2033	01/01/2014	B	280,017
65,000	Turlock, CA Public Financing Authority	5.250	09/01/2015	11/30/2013	B	65,192
445,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2025	09/01/2023	B	477,988
420,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2024	09/01/2023	B	456,926
470,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2026	09/01/2023	B	501,307
515,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2028	09/01/2023	B	537,330
490,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2027	09/01/2023	B	517,509
130,000	Tustin, CA Unified School District[1]	5.000	09/01/2032	03/01/2014	B	130,169
125,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.125	09/01/2026	09/01/2021	B	139,755
250,000	Ukiah, CA Redevel. Agency (Ukiah Redevel.)[1]	6.500	12/01/2028	06/01/2021	B	271,690
25,000	Union City, CA Community Redevel. Agency[1]	5.000	10/01/2027	11/30/2013	B	25,000
20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)	5.850	09/02/2016	03/02/2014	B	20,158
975,000	Vacaville, CA Public Financing Authority[1]	5.400	09/01/2022	11/30/2013	B	976,365
50,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.750	09/01/2021	11/30/2013	B	50,075

45 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$150,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)	5.400%	09/01/2014	11/30/2013	B	$150,440
25,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.000	09/01/2023	11/30/2013	B	25,030
20,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.750	09/01/2024	11/30/2013	B	20,021
25,000	Vacaville, CA Public Financing Authority (Vacaville Redevel.)[1]	5.000	09/01/2024	11/30/2013	B	25,024
20,000	Vacaville, CA Public Financing Authority (Vacaville Redevel.)[1]	5.000	09/01/2025	11/30/2013	B	20,016
225,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1]	6.000	11/01/2024	11/30/2013	B	225,306
275,000	Val Verde, CA Unified School District	6.125	09/01/2034	06/25/2031	A	273,213
1,585,000	Val Verde, CA Unified School District	6.250	10/01/2028	10/01/2015	B	1,594,811
125,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2[1]	5.000	09/01/2026	11/30/2013	B	125,098
325,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2[1]	5.000	09/01/2019	11/30/2013	B	325,819
25,000	Vallejo, CA Public Financing Authority, Series A	7.500	09/01/2020	03/01/2014	B	25,199
30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2026	05/03/2024	A	29,008
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2017	09/01/2014	B	41,045
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.125	09/01/2034	06/24/2031	A	36,969
270,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	03/28/2025	A	252,774
535,000	Vernon, CA Electric System[1]	5.125	08/01/2021	09/04/2018	B	580,213
145,000	Victor, CA Elementary School District	5.600	09/01/2034	04/06/2033	A	133,615
25,000	Victorville, CA Redevel. Agency (Bear Valley Road)[1]	5.125	12/01/2031	12/01/2014	B	25,075
110,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.200	09/01/2028	11/30/2013	B	110,001
15,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.800	09/01/2030	11/30/2013	B	15,008
75,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.750	09/01/2026	11/30/2013	B	75,058
100,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.125	09/01/2028	02/28/2014	B	99,995
5,000	Vista, CA Joint Powers Financing Authority[1]	6.250	12/01/2019	12/01/2013	B	5,014

46 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (continued)
$90,000	Vista, CA Joint Powers Financing Authority[1]	6.100%	10/01/2021	04/01/2014	B	$91,683
10,000	Vista, CA Unified School District[1]	5.125	05/01/2023	05/01/2014	B	10,186
15,000	Wasco, CA Public Financing Authority	7.350	09/15/2015	11/30/2013	B	15,055
10,000	Wasco, CA Public Financing Authority	7.500	09/15/2023	11/30/2013	B	10,015
1,000,000	Washington Township, CA Health Care District[1]	5.000	07/01/2018	11/30/2013	B	1,002,380
550,000	Washington Township, CA Health Care District[1]	5.250	07/01/2029	11/30/2013	B	550,044
150,000	West Covina, CA Redevel. Agency[1]	5.100	09/01/2025	03/01/2014	B	153,191
180,000	West Covina, CA Redevel. Agency[1]	5.000	09/01/2026	02/20/2024	A	172,498
60,000	West Covina, CA Redevel. Agency (Executive Lodge Apartments)[1]	5.300	09/01/2025	02/28/2014	B	59,996
100,000	West Covina, CA Redevel. Agency Tax Allocation (Executive Lodge Apartments)	5.100	09/01/2014	11/30/2013	B	100,256
875,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.000	09/01/2026	09/01/2021	B	1,010,188
1,000,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.250	09/01/2031	09/01/2021	B	1,142,870
60,000	West Sacramento, CA Financing Authority Special Tax	6.100	09/01/2029	03/01/2014	B	60,049
5,000	West Sacramento, CA Improvement Bond Act 1915	8.500	09/02/2017	03/02/2014	B	5,176
155,000	West Sacramento, CA Redevel. Agency[1]	5.000	09/01/2029	03/01/2014	B	155,012
50,000	West Sacramento, CA Special Tax Community Facilities District No. 8 (Southport)	6.500	09/01/2031	03/01/2014	B	50,088
25,000	Western CA Municipal Water Districts	7.125	09/02/2014	09/02/2014		26,020
1,190,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2018	B	1,193,975
2,335,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2023	B	2,469,286
1,295,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2027	09/01/2027		1,265,837
835,000	William S. Hart CA Union High School District	5.000	09/01/2025	09/01/2023	B	859,800
20,000	Yolo County, CA Hsg. Authority (Russell Park Apartments)[3]	7.000	11/01/2014	11/16/2013	B	20,092
260,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2023	03/01/2014	B	260,265

						618,651,414
U.S. Possessions—12.8%
1,250,000	Guam International Airport Authority	6.000	10/01/2023	08/01/2018	B	1,316,725

47 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (continued)
$155,000	Guam Power Authority, Series A	5.000%	10/01/2022	10/01/2022		$180,476
265,000	Guam Power Authority, Series A	5.000	10/01/2025	10/01/2022	B	290,848
225,000	Guam Power Authority, Series A	5.000	10/01/2026	10/01/2022	B	242,383
150,000	Guam Power Authority, Series A	5.000	10/01/2021	10/01/2021		174,063
155,000	Guam Power Authority, Series A	5.000	10/01/2027	10/01/2022	B	163,961
100,000	Guam Power Authority, Series A	5.000	10/01/2019	10/01/2019		116,039
150,000	Guam Power Authority, Series A	5.000	10/01/2020	10/01/2020		174,091
3,300,000	Puerto Rico Aqueduct & Sewer Authority	5.500	07/01/2028	07/01/2028		2,438,271
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125	07/01/2024	04/23/2021	A	4,091,950
9,899,000	Puerto Rico Children’s Trust Fund (TASC)[1,3]	5.375	05/15/2033	07/23/2017	A	9,300,704
370,000	Puerto Rico Commonwealth GO1	6.000	07/01/2027	06/17/2026	A	332,012
2,000,000	Puerto Rico Commonwealth GO1	5.000	07/01/2020	07/01/2020		1,615,540
1,145,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	05/09/2029	A	858,613
560,000	Puerto Rico Commonwealth GO1	5.625	07/01/2031	02/04/2031	A	433,950
75,000	Puerto Rico Commonwealth GO1	6.125	07/01/2024	04/23/2021	A	61,379
100,000	Puerto Rico Commonwealth GO1	5.375	07/01/2030	07/01/2030		76,128
2,000,000	Puerto Rico Commonwealth GO1	6.000	07/01/2029	07/01/2029		1,574,040
70,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		63,761
5,000,000	Puerto Rico Commonwealth GO1	5.500	07/01/2026	07/01/2026		3,822,150
205,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		186,728
1,410,000	Puerto Rico Commonwealth GO	5.500	07/01/2016	07/01/2016		1,426,596
5,890,000	Puerto Rico Commonwealth GO	5.750	07/01/2028	07/01/2028		4,700,809
40,000	Puerto Rico Commonwealth GO1	5.250	07/01/2015	07/01/2015		39,178
200,000	Puerto Rico Commonwealth GO1	5.000	07/01/2022	07/01/2022		151,734
2,000,000	Puerto Rico Commonwealth GO1	2.063	07/01/2019	07/01/2019		1,780,900
3,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2028	07/01/2028		2,267,160
260,000	Puerto Rico Electric Power Authority, Series B1	5.000	07/01/2016	07/01/2016		241,158
500,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2028	07/01/2028		377,860
1,700,000	Puerto Rico Electric Power Authority, Series KK1	5.500	07/01/2015	07/01/2015		1,699,745
300,000	Puerto Rico Electric Power Authority, Series PP1	5.000	07/01/2025	07/01/2025		255,015
175,000	Puerto Rico Electric Power Authority, Series PP1	5.000	07/01/2022	07/01/2022		153,771
230,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2024	07/01/2024		197,676
3,210,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2023	07/01/2023		2,788,688
25,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2025	07/01/2025		21,251
40,000	Puerto Rico Electric Power Authority, Series ZZ1	5.000	07/01/2018	07/01/2018		34,481
9,000,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250	07/01/2026	07/01/2026		6,768,090
200,000	Puerto Rico Government Devel. Bank[1]	5.000	12/01/2014	12/01/2014		197,354

48 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (continued)
$150,000	Puerto Rico Government Devel. Bank[1]	5.000%	12/01/2016	12/01/2016		$140,402
550,000	Puerto Rico Highway & Transportation Authority[1]	5.000	09/15/2018	03/15/2014	B	559,884
215,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/01/2018		185,306
1,000,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2022	07/01/2022		773,450
750,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020	07/01/2020		622,065
195,000	Puerto Rico Highway & Transportation Authority, Series E	5.500	07/01/2016	07/01/2016		196,568
70,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000	07/01/2022	07/01/2022		53,107
260,000	Puerto Rico IMEPCF (American Home Products)	5.100	12/01/2018	12/01/2013	B	259,982
910,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2026		714,468
1,000,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2026		740,670
130,000	Puerto Rico Infrastructure Financing Authority[1]	5.000	07/01/2018	07/01/2018		113,116
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2019	04/01/2019		94,079
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2022	04/01/2022		88,219
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2021	04/01/2021		90,390
4,400,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024	A	3,934,788
50,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		50,413
500,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	07/01/2019		478,825
1,105,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2016	11/30/2013	B	1,105,144
45,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2019	08/01/2019		43,693
345,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2018	08/01/2018		341,491
75,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2017	01/31/2014	B	74,996
3,260,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2015	11/30/2013	B	3,262,184
165,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	11/30/2013	B	165,007
40,000	Puerto Rico Municipal Finance Agency, Series A1	4.750	08/01/2022	08/01/2022		36,208
70,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2014	11/30/2013	B	70,067
180,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2020	08/01/2020		173,342

49 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (continued)
$450,000	Puerto Rico Public Buildings Authority[1]	5.500%	07/01/2017	07/01/2017		$422,514
2,600,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	04/13/2025	A	2,179,684
2,710,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2021		2,369,109
460,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2018	07/01/2018		425,472
1,070,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2023	07/01/2023		880,631
2,735,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2019	07/01/2019		2,570,627
8,305,000	Puerto Rico Public Buildings Authority[1]	5.375	07/01/2033	09/18/2030	A	6,207,904
1,750,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	07/17/2029	A	1,262,958
1,400,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2025	08/01/2025		1,098,720
600,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2024	08/01/2024		478,092
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000	08/01/2024	08/01/2024		885,150
2,435,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	08/01/2029		2,226,783
3,300,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000	08/01/2026	08/01/2026		2,553,738
315,000	University of Puerto Rico, Series P1	5.000	06/01/2024	06/01/2024		230,851
495,000	University of Puerto Rico, Series Q1	5.000	06/01/2021	06/01/2021		388,273
125,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	10/01/2016	B	127,259
160,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	10/01/2016	B	163,850
300,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	10/01/2016	B	310,323

						89,765,080

Total Investments, at Value (Cost $729,404,849)—101.3%						708,416,494

Liabilities in Excess of Other Assets—(1.3)						(9,393,666)

Net Assets—100.0%						$699,022,828

50 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
B.	Optional call date; corresponds to the most conservative yield calculations.
1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Zero coupon bond reflects effective yield on the date of purchase.
3.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after October 31, 2013. See accompanying Notes.
4.	Represents the current interest rate for a variable or increasing rate security.
5.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CDA	Communities Devel. Authority
CEI	Coalition for Elders Independence
CFD	Communities Facilities District
CHC	Children’s Health Care
CHCW	Catholic Healthcare West
CHF	City Hospital Foundation
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
EVOTLAJHFTA	Eisenberg Village of the Los Angeles Jewish Home for the Aging
FF	Feedback Foundation
FH	Foothill Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GO	General Obligation
GVOTLAJHOTA	Grancell Village of the Los Angeles Jewish Home for the Aging
HFA	Housing Finance Agency
HSH	Hayward Sisters Hospital
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
LAJHFTA	Los Angeles Jewish Home for the Aging
LIFERS	Long Inverse Floating Exempt Receipts
LLMC	Lifelong Medical Care
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC	Olive Crest Treatment Centers
PCCD	Palomar Community College District
PH&S	Providence Health & Services
ROLs	Residual Option Longs
SCADP	Southern California Alcohol & Drug Programs
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
SRHF	Saint Rose Hospital Foundation
SRMB	Saint Rose Medical Building
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
V.I.	United States Virgin Islands

The Fund has changed its name to Oppenheimer Rochester Limited Term California Municipal Fund from Oppenheimer Limited Term California Municipal Fund.

51 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase

52 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have

53 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2013, the Fund’s maximum exposure under such agreements is estimated at $6,665,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At October 31, 2013, municipal bond holdings with a value of $11,138,969 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,665,000 In short-term floating rate securities issued and outstanding at that date.

At October 31, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$3,335,000	Los Angeles, CA Dept. of Airports ROLs[3]	14.872%	5/15/25	$4,473,969

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

54 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,665,000 or 0.95% of its total assets as of October 31, 2013.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$2,009,321
Sold securities	8,333,208

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

55 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

56 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

57 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$618,651,414	$—	$618,651,414
U.S. Possessions	—	89,765,080	—	89,765,080

Total Assets	$—	$708,416,494	$—	$708,416,494

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

58 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$722,803,690 [1]

Gross unrealized appreciation	$7,756,012
Gross unrealized depreciation	(28,745,958)

Net unrealized depreciation	$(20,989,946)

1.	The Federal tax cost of securities does not include cost of $6,602,750, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

59 OPPENHEIMER ROCHESTER® LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Limited Term California Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	12/9/2013